AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON November 1, 2002

                                                               File No. 33-42484
                                                              File No. 811-06400

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                      POST-EFFECTIVE AMENDMENT NO. 58                   /X/
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                              AMENDMENT NO. 58                          /X/

                        THE ADVISORS' INNER CIRCLE FUND
               (Exact Name of Registrant as Specified in Charter)

                               101 FEDERAL STREET
                          BOSTON, MASSACHUSETTS 02110
               (Address of Principal Executive Offices, Zip Code)

       Registrant's Telephone Number, including Area Code (800) 932-7781

                                 James R. Foggo
                              C/o SEI Corporation
                            OAKS, PENNSYLVANIA 19456
                    (Name and Address of Agent for Service)

                                   Copies to:

Richard W. Grant, Esquire                          Thomas P. Lemke, Esquire
Morgan, Lewis & Bockius LLP                        Morgan, Lewis & Bockius LLP
1701 Market Street                                 1111 Pennsylvania Avenue, NW
Philadelphia, Pennsylvania 19103                   Washington, DC 20004

    It is proposed that this filing become effective (check appropriate box)
     ---------------------------------------------------------------------
             / / Immediately upon filing pursuant to paragraph (b)
     ---------------------------------------------------------------------
             / /  On [date] pursuant to paragraph (b)
     ---------------------------------------------------------------------
             / / 60 days after filing pursuant to paragraph (a)(1)
     ---------------------------------------------------------------------
             /X/ 75 days after filing pursuant to paragraph (a)(2)
     ---------------------------------------------------------------------
             / / on [date] pursuant to paragraph (a) of Rule 485
     ---------------------------------------------------------------------

                  Preliminary Prospectus Dated January __, 2003
                              Subject to Completion


                               UNITED ASSOCIATION
                               S&P 500 Index Fund

                                   PROSPECTUS

                                January [ ], 2003















As with other mutual funds, the Securities and Exchange Commission has not approved or disapproved this Fund's shares or determined whether the information in this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                                TABLE OF CONTENTS
                                                                           Page
Prospectus Summary............................................................1
Principal Strategies and Risks................................................2
Performance...................................................................3
Fees and Expenses of the Fund.................................................4
Investment Adviser............................................................5
How Do I Invest in the Fund?..................................................5
Distribution Plan............................................................11
Financial Highlights.........................................................12
Additional Information About the Fund................................Back Cover













No person has been authorized to give any information or to make any representation that is not contained in this Prospectus, or in the Statement of Additional Information ("SAI") that is incorporated herein by reference, in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon. Also, this Prospectus does not constitute an offering by the Trust or its Distributor in any jurisdiction where such an offering would not be lawful.

PROSPECTUS SUMMARY

THE UNITED ASSOCIATION S&P 500 INDEX FUND - In this Prospectus, we provide you with information on: the principal investment strategies of the United Association S&P 500 Index Fund (the "Fund"); the risks associated with investing in the Fund; management and services provided to the Fund; how to invest in the Fund; and other information.

"Standard & Poor's," "S&P," "S&P 500," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by National City Investment Management Company. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

PROXY VOTING POLICIES - The Board of Trustees has adopted policies and procedures that the Fund must follow in voting proxies of underlying portfolio securities that the Fund may hold. The Trustees have appointed a proxy consulting service to act as the Fund's agent in exercising its proxy voting rights in a manner consistent with these policies and subject to the general oversight by the Trustees. In addition, the Fund may also initiate shareholder proposals as recommended by this proxy service. Because the Fund is distributed primarily to the United Association of Journeymen and Apprentices of the Plumbing and Pipe Fitting Industry of the United States and Canada (the "UA") either through direct investment by UA members, or through investment by UA pension funds, the Trustees have considered the recommendations of the UA in formulating the Fund's proxy voting policies. For more information of the Fund's proxy voting policies, please refer to the SAI.

PORTFOLIO HISTORY - The Fund has been established as part of an Agreement and Plan of Reorganization ("Reorganization Plan"). The Reorganization Plan contemplates that the Fund will be the successor to the UA S&P 500 Index Fund, a portfolio of Financial Investors Trust, a Delaware business trust (the "Former UA Fund"). The Reorganization Plan is subject to approval of shareholders of the Former UA Fund at a meeting scheduled for January 3, 2003. The Fund will not have investment operations and will not offer its Shares to the general public under this Prospectus unless and until the Reorganization Plan is approved by the shareholders of the Former UA Fund and the transaction contemplated by the Reorganization Plan takes place ("Closing Date"). The Closing Date is scheduled to take place on January 20, 2003. The shareholder meeting date and Closing Date are subject to change. Assuming the Reorganization Plan is approved and is consummated, the Fund will be the successor to the Former UA Fund's performance and financial history, and the "Performance Information" sub-section for the Fund, which reflects the historical performance of the Former UA Fund for the periods presented prior to the Closing Date, will represent past performance for the successor Fund. The successor Fund has investment objectives, policies, fees and expenses that are identical or substantially similar to the Former UA Fund. The successor Fund will be managed by the investment adviser that currently manages the corresponding Former UA Fund. For more information of the Fund's history, please refer to the SAI.

Principal Strategies and Risks

PRINCIPAL INVESTMENT STRATEGIES - The Fund's investment objective is to provide investment results that, before fund expenses, approximate the aggregate price and dividend performance of the securities included in the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index") by investing in securities comprising the S&P 500 Index. The S&P 500 Index is made up of common stocks of 500 large, publicly traded companies. The Fund buys and holds all stocks included in the S&P 500 Index in exactly the same proportion as those stocks that are held in the Index. Stocks are eliminated from the Fund when removed from the S&P 500 Index. The Adviser makes no attempt to "manage" the Fund in the traditional sense (i.e., by using economic, financial, or market analyses).

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which will lower fund performance.

PRINCIPAL RISKS OF INVESTING - Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles and therefore, the value of the Fund's equity securities may fluctuate from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that its market segment, the S&P 500 Index of common stocks, may underperform other equity market segments or the equity market as a whole.

The Fund's ability to duplicate the performance of the S&P 500 Index will depend to some extent on the size and timing of cash flows into and out of the Fund, as well as on the level of the Fund's expenses. For additional information about risks, see the Fund's SAI.

No matter how good a job the investment manager does, you could lose money on your investment in the Fund.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY GOVERNMENT AGENCY.

FUND SUMMARY

INVESTMENT GOAL:
TO APPROXIMATE, BEFORE FUND EXPENSES, THE INVESTMENT RESULTS OF THE S&P 500
Index.

Investment Focus:
Common stocks of larger issuers

Share Price Volatility:
(relative to mutual funds generally)
High

Principal Investment Strategy:
Investing in stocks that comprise the S&P 500 Index.

Investor Profile:
Investors seeking returns similar to the S&P 500 Index, who are willing to accept the risk of investing in equity securities.

Should I invest in the United Association S&P 500 Index Fund?

The Fund may be appropriate for you if:

o you are seeking an investment that aims to provide capital appreciation over the long term.

o you can tolerate price fluctuations and volatility that are inherent in investing in a broad-based stock mutual fund.

o you wish to add a common stock fund to your existing investment portfolio.

PERFORMANCE

The following bar chart and performance table provide some indication of the risks of investing in the Fund by illustrating the changes in the Fund's performance from year to year and by showing how the Fund's average annual returns over the past 1 year period and since the inception of the Fund compare with those of a broad measure of market performance. The Fund's performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The performance of the Class I shares shown in the bar chart reflects the expenses associated with those shares from year to year.

ANNUAL TOTAL RETURN AS OF DECEMBER 31,

[CHART OMITTED]

Class I shares' best return for a calendar quarter was [10.63% for the fourth quarter of 2001], and the lowest return for a calendar quarter was[(14.73%) for the third quarter of 2001]. The year-to-date return as of [June 30, 2002, was(13.18%)].

   AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIOD ENDED [DECEMBER 31, 2001])
                                                              1 YEAR                SINCE INCEPTION (3/2/2000)
  CLASS I:
        Return Before Taxes                                 [(12.09)%]                       [(8.37)%]
        Return After Taxes on Distributions                 [(12.53)%]                       [(8.79)%]
        Return After Taxes on Distributions and              [(7.31)%]                       [(6.84)%]
        Sale of Fund Shares
  Standard & Poor's 500 Index                               [(11.89)%]                       [(8.40)%]

                                                              1 YEAR                SINCE INCEPTION (3/28/2000)
  CLASS II
  Return Before Taxes                                       [(12.03)%]                      [(13.75)%]
  Standard & Poor's 500 Index                               [(11.89)%]                      [(13.78)%]

The Standard & Poor's 500 Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility, and financial companies, regarded as generally representative of the U.S. Stock Market. The Index return reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, taxes, brokerage commissions, or other expenses of investing.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I shares only, and after tax returns for Class II shares will vary.

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

FEES AND EXPENSES OF THE FUND

The information in this section describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                         CLASS I              CLASS II
--------------------------------------------------------------------------- -------------------- ---------------------
Maximum Sales Load                                                                 None                  None
Maximum Deferred Sales Charge                                                      None                  None
Redemption Fee                                                                     None                  None
Exchange Fee                                                                       None                  None
Account Maintenance Fee (for accounts under $10,000)                               None             $2.50/quarter
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)                                     CLASS I              CLASS II
--------------------------------------------------------------------------- -------------------- ---------------------
Management Fees                                                                    0.01%                0.01%
Distribution (12b-1) Fees                                                          None                 0.05%
Other Expenses                                                                     0.05%                0.05%
Total Annual Fund Operating Expenses                                               0.06%                0.06%
Net Annual Fund Operating Expenses                                                 0.07%                0.12%


EXAMPLE - The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and that annual operating expenses set forth above are incurred. The example also assumes a 5% return each year and that the Fund's operating expenses will remain the same. After one year, the example does not take into consideration IMC's and NCB's agreement to waive fees. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                      One Year      Three Years       Five Years       Ten Years

Class I                $12             $38                $65             $148
Class II               $23             $70               $122             $275


INVESTMENT ADVISER

The Investment Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees of the Trust supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

IMC, with its principal offices at 1900 East Ninth Street, Cleveland, Ohio 44114, serves as Adviser to the Fund. The Fund pays an advisory fee to IMC of 0.01% of the Fund's average net assets up to $2.5 billion, and 0.005% of the Fund's average net assets in excess of $2.5 billion. IMC has contractually agreed, through April 30, 2003, to waive the portion of the management fee that exceeds 0.0075% of the average net assets of the Fund. On June 30, 2002, IMC had approximately $29.0 billion in assets under management.

IMC utilizes a team approach for management of the Fund. No one person is primarily responsible for making investment recommendations to the team.

The total advisory fee paid to IMC for the fiscal year ended April 30, 2002, was 0.009% of the Fund's average net assets.

HOW DO I INVEST IN THE FUND?

INSTITUTIONAL SHARES - The Fund offers Institutional Shares ("Class I" shares) hat are designed to give organizations, pension funds and other entities(non-natural persons) or financial institutions acting in a fiduciary or agency capacity for such entities, a convenient means of accumulating an interest in the Fund. Class I shares are not designed for individuals and have a minimum initial investment requirement of $500,000.

--------------------------------------------- -------------- -------------
Minimum Initial Investment                       Class I       Class II
--------------------------------------------- -------------- -------------
--------------------------------------------- -------------- -------------
New Account                                     $500,000        $1,000
--------------------------------------------- -------------- -------------
--------------------------------------------- -------------- -------------
IRA Account                                        n/a          $1,000
--------------------------------------------- -------------- -------------
--------------------------------------------- -------------- -------------
Systematic Investment Program                      n/a           $100
--------------------------------------------- -------------- -------------
--------------------------------------------- -------------- -------------
Systematic Withdrawal Plan                         n/a         $10,000
--------------------------------------------- -------------- -------------

RETAIL SHARES - The Fund also offers retail shares ("Class II" shares). Class II shares are designed for individuals and other investors who seek mutual fund investment convenience plus a lower investment minimum. Class II shares have a $1,000 minimum initial investment requirement and offer additional services for the individual investor. Class II shares also incur distribution fees and account maintenance fees (for accounts under $10,000).

HOW ARE INVESTMENTS MADE?

As described below, you may purchase shares of the Fund directly from the Fund, or through an authorized broker or investment adviser. Your orders for the purchase of shares will be executed at the net asset value per share next determined after an order has been received in good form. Your payment will be invested in full and fractional shares of the Fund. You may purchase shares on any day that the New York Stock Exchange is open for business (a "Business Day"). Orders transmitted to the Fund in proper form prior to the close of business (normally 4:00 p.m. Eastern Time) will be executed that day. You will not receive certificates for shares that you purchase. The Fund's Transfer Agent maintains records of each shareholder's holdings of fund shares. Your initial investment in the Fund must be preceded or accompanied by a completed, signed application. The Fund reserves the right to reject any purchase.

HOW ARE FUND SHARES VALUED?

The price at which you buy, sell, or exchange fund shares is the share price or net asset value (NAV). The NAV for each Class of shares in the Fund is determined by adding the value of each Class' proportional share of the Fund's investments, cash and other assets, deducting each Class' proportional share of liabilities, and then dividing that value by the total number of the shares outstanding in that Class. The Fund's NAV is calculated each Business Day as of the close of the regular trading session of the New York Stock Exchange (normally 4:00 p.m. Eastern Time).

When the Fund calculates the NAV for the Fund shares, it values the securities it holds at market value. Sometimes market quotes for some securities are not available or are not representative of market value. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid. In that case, securities may be valued in good faith at fair value, using consistently applied procedures decided on by the Trustees of the Fund. For more information please refer to the SAI.

INVESTING DIRECTLY WITH THE FUND

You can invest in the Fund directly by using any of the methods described below:

BY MAIL. Make your check payable to the UA S&P 500 Index Fund and mail it, along with the Account Application (if your purchase is an initial investment). Third party and foreign checks will not be accepted. For existing accounts please include the Fund name and your account number on all checks. The check should be mailed to:

         [UA S&P 500 Index Fund
         ADDRESS INFORMATION]

BY WIRE. You may purchase shares by wire transfer from your bank account to your UA S&P 500 Index Fund account. There is a $1,000 minimum for purchases by wire. To place a purchase by wire, please call ______ to speak with a representative. To initiate your wire transaction, contact your depository institution and instruct them to wire Federal Funds (monies transferred from one bank to another through the Federal Reserve System with same-day availability) to:

         State Street Bank & Trust Co.
         ABA# 011000028
         UA S&P 500 Index Fund
         Credit DDA# 69642965
         (Account Registration)
         (Account Number)]

The Fund may at its discretion discontinue, suspend, or change the practice of accepting orders by any of the methods described above. The Fund reserves the right to suspend the sale of shares, or to reject any purchase order, including orders in connection with exchanges, for any reason.

INVESTING THROUGH YOUR BROKER OR INVESTMENT ADVISER

To purchase shares through authorized brokers and investment advisers, simply complete an Account Application and contact your broker or investment adviser with instructions as to the amount you wish to invest. Your broker will then contact the Fund to place the order on your behalf. Authorized brokers and investment advisers may impose additional requirements and charges for the services rendered.

Your orders received by the Fund prior to the close of business (normally 4:00 p.m. Eastern Time) will be executed that day. Brokers who receive your orders are obligated to transmit them promptly. You will receive written confirmation of your order within a few days of receipt of instructions from your broker.

HOW DO I REDEEM FUND SHARES?

Shareholders may redeem their shares, in whole or in part, on each Business Day. Shares will be redeemed at the net asset value next determined after a proper redemption request has been received by the Fund in good form.

A redemption is a tax reportable transaction and any gain or loss is a taxable event. See the section entitled "WHAT IS THE EFFECT OF FEDERAL INCOME TAX ON THIS INVESTMENT?" later in this Prospectus for more information.

Where the shares to be redeemed have been purchased by check or by Automated Clearing House ("ACH") through the Automatic Investment Program, the payment of redemption proceeds may be delayed until the purchase has cleared. Shareholders may avoid this delay by investing through wire transfers of Federal Funds. During the period prior to the time the shares are redeemed, dividends on the shares will continue to accrue and be payable and the shareholder will be entitled to exercise all other beneficial rights of ownership.

Once the shares are redeemed, the Fund will ordinarily send the proceeds by check to the shareholder at the address of record on the next business day. The Fund may, however, take up to seven days to make payment. Also, if the New York Stock Exchange is closed (or when trading is restricted) for any reason other than customary weekend or holiday closings, or if an emergency condition, as determined by the SEC, merits such action, the Fund may suspend redemptions or postpone payment dates beyond the normal seven day redemption period.

To ensure acceptance of your redemption request, it is important to follow the procedures described below. Although the Fund has no present intention to do so, the Fund reserves the right to refuse or to limit the frequency of any telephone, wire, or bank transfer redemptions. It may be difficult to make contact by telephone during periods of severe market or economic change. Shareholders should consider alternative methods of communication during such times. You can redeem your shares using any of the methods described below:

REDEEMING YOUR SHARES DIRECTLY FROM THE FUND

BY MAIL. You may redeem your shares by sending a letter directly to the Fund. To be accepted, a letter requesting redemption must include:

O the Fund name and account registration from which you are redeeming shares; O your account number;
O  the amount to be redeemed; and
O  an authorized signature along with a signature guarantee (if required).

A signature guarantee is designed to protect you, the Fund, and its agents from fraud. Your written request requires a signature guarantee if the check is being mailed to an address that has been changed within the last 30 days, if the check is not being mailed to the address on your account, or if the check is not being made out to the account owner. The following institutions should be able to provide you with a signature guarantee: banks, broker-dealers, credit unions (if authorized under state law), securities exchanges and associations, clearing agencies, and savings associations. A signature guarantee may not be provided by a notary public.

BY TELEPHONE. If you have established the telephone redemption privilege on your Account Application, you may redeem your shares by calling the Fund at ______. You should be prepared to give the telephone representative the following information:

G your account number, social security number, and account registration; G the Fund name from which you are redeeming shares;
G  the amount to be redeemed; and
G  PIN numbers (Class I only).

The telephone conversation may be recorded to protect you and the Fund. The Fund employs reasonable procedures to confirm that instructions communicated to its representatives by telephone are genuine. If the Fund fails to employ such reasonable procedures, it may be liable for any loss, damage or expense arising out of any telephone transactions purporting to be on a shareholder's behalf. However, if the Fund acts on instructions it reasonably believes to be genuine, you will bear the loss.

You cannot redeem shares held in IRAs via the telephone.

REDEEMING YOUR SHARES USING AN AUTHORIZED BROKER OR INVESTMENT ADVISER

You may redeem your shares by contacting your authorized broker or investment adviser and instructing them to redeem your shares. They will then contact the Fund and place a redemption order on your behalf.

METHODS OF REDEMPTION PAYMENTS

BY CHECK. Unless otherwise instructed, a check will be issued to the address of record on your account. For your protection, telephone redemptions by check will be suspended for a period of 30 days following an address change given over the telephone.

BY WIRE. You may instruct the Fund to send your redemption proceeds via Federal wire ($1,000 minimum per transaction) to your personal bank.

Wire redemptions can be made only if the privilege has been established on your Account Application and you have attached a copy of a voided check. You may change the bank account designated to receive an amount redeemed at any time by sending a letter of instruction with a signature guarantee to the Transfer Agent. Your bank may charge you a fee for receiving a wire payment on your behalf.

LARGE REDEMPTIONS

It is important that you call the Fund before you redeem a large dollar amount. The Fund must consider the interests of all fund shareholders and so reserves the right to delay delivery of your redemption proceeds--up to seven days--if the amount will disrupt the Fund's operations or performance. If you redeem more than $250,000 worth of Fund shares within any 90-day period, the Fund reserves the right to pay part or all of the redemption proceeds above $250,000 in-kind, i.e., in securities, rather than in cash. If payment is made in-kind, you may incur brokerage commissions if you elect to sell the securities for cash.

INVOLUNTARY SALES OF YOUR SHARES

If your Class II account balance drops below $500 because of redemptions, you may be required to sell your shares. But, you will always be given at least 60 days written notice to give you time to add to your account and avoid the sale of your shares.

WHAT ADDITIONAL SERVICES ARE OFFERED BY CLASS II?

AUTOMATIC INVESTMENT PROGRAM. The Automatic Investment Program offers a simple way to establish and maintain a consistent investment program. You may arrange automatic transfers (minimum $50 per transaction) from your bank account to your Fund account on a periodic basis by simply completing the Automatic Investment Program section of your Account Application. When you participate in this program, the minimum initial investment in the Fund is $100. You may change the amount of your automatic investment, skip an investment, or stop the Automatic Investment Program by calling the Fund at ____ at least three business days prior to your next scheduled investment date.

SYSTEMATIC WITHDRAWAL PLAN.

If your Fund account balance is $10,000 or more, you may elect to have periodic redemptions made from your account on a monthly, quarterly, semi-annual, or annual basis by completing the Systematic Withdrawal Plan section of the Account Application. The minimum periodic withdrawal is $100 and the transaction normally will be executed on the fifth or twentieth day of the selected month(s). You may request that these payments be sent to a predesignated bank account or other designated party. Depending on the size of the payment requested and fluctuation in the net asset value of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust your account. If a shareholder participates in the Systematic Withdrawal Plan, all dividends are automatically reinvested unless the shareholder directs otherwise. Individual Retirement Accounts. The Fund may be used as a funding medium for traditional and Roth IRAs. In addition, a traditional or Roth IRA may be established through a custodial account with the Fund. Completion of a special application is required in order to create such an account, and the minimum initial investment for an IRA is $1,000. Contributions to IRAs are subject to the limits and conditions established by the Internal Revenue Service. For more information, call the Fund at ______ or your tax adviser.

Additional account level fees are imposed for IRA accounts.

WHAT STATEMENT AND REPORTS DO I RECEIVE FROM THE FUND?

You will receive a quarterly statement, and a confirmation after every transaction that affects your share balance or account registration. A statement with tax information will be mailed to you by January 31 of each tax year and also will be filed with the IRS. At least twice a year, you will receive the Fund's financial statements. Please write to the Fund at [ADDRESS] or call the Fund at [TELEPHONE] to request additional copies of these reports.

WHAT IS THE EFFECT OF FEDERAL INCOME TAX ON THIS INVESTMENT?

The Fund intends to distribute substantially all of its net investment income and capital gains, if any, to shareholders within each calendar year as well as on a fiscal year basis. Any net capital gains realized are normally distributed in December. Income dividends for the Fund, if any, are declared and paid quarterly.

FEDERAL TAXES. Distributions of gains from the sale of assets held by the Fund for more than one year are generally taxable to shareholders at the applicable capital gains rate, regardless of how long they have owned their fund shares. Distributions from other sources are generally taxed as ordinary income. A portion of the Fund's dividends may qualify for the dividends-received deduction for corporations. Distributions are taxable when they are paid, whether taken in cash or reinvested in additional shares, except that distributions declared in October, November, or December and paid in January are taxable as if paid on December 31. The Fund will send each shareholder an IRS Form 1099-DIV by January 31.

"BUYING A DIVIDEND." When shares are purchased just before a distribution ("buying a dividend"), the share price will reflect the amount of the upcoming distribution. Consequently, a portion of the share price will be received back as a taxable distribution.

OTHER TAX INFORMATION. The information above is only a summary of some of the Federal tax consequences generally affecting the Fund and its shareholders, and no attempt has been made to discuss individual tax consequences generally affecting the Fund and its shareholders. In addition to Federal tax, distributions may be subject to state or local taxes. Shareholders should consult their tax advisers for details and up-to-date information on the tax laws in your state to determine whether the Fund is suitable given your particular tax situation.

When you sign your Account Application, you will be asked to certify that your taxpayer identification number is correct, that you are not subject to backup withholding for failing to report income to the IRS, and that you are a U.S. person. If you do not comply with IRS regulations, the IRS can require the Fund to withhold a portion of taxable distributions from your account.

DISTRIBUTION PLAN

The Fund has adopted a distribution plan that allows the Fund to [reimburse the Fund's distributor for distribution and service expenses incurred in the sale and distribution of its Class II shares, and for services provided to Class II shareholders]. Because these fees are paid out of the Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For Class II shares of the Fund, the maximum distribution fee is 0.10% of the average daily net assets of the Fund.

SEI Investments Distribution Co. (the "Distributor") may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance since the inception of the Fund. Certain information reflects financial results for a single Fund share. The total returns in the table below represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). On [January 20, 2003], the Advisors' Inner Circle Fund UA S&P 500 Index Fund acquired all of the assets of the Financial Investors Trust UA S&P 500 Index Fund (the "predecessor fund"). ____________________________, an independent public accountant, has audited the predecessor fund's information. The financial statements and unqualified opinion of _____________________ are included in the annual report of the predecessor fund, along with the Fund's financial statements, which is available upon request by calling the Fund at
________.

Selected data for a share of beneficial interest outstanding throughout the period indicated:

                                                             For the Year Ended
                                                              April 30, 2002


Net asset value - beginning of the period                          $9.09
Income (loss) from investment operations

Net Investment income                                               0.11

Net realized and unrealized gain/(loss)                            (1.26)
Total income (loss) from investment operations                     (1.15)
Distributions:

Distributions from net investment income                           (0.11)

Distributions from net realized gain on investments                (0.00)

Total distribution                                                 (0.11)

Net asset value - end of period                                    $7.83
Total Return                                                      (12.71)%
Ratios and Supplemental Data
Net assets - end of period (000)                                $687,601
Ratio of expenses to average net assets                             0.10%
Ratio of expenses to average net assets without fee                 0.12%
waivers
Ratio of net investment income to average net assets                1.28%
Ratio of net investment income to average net assets                1.26%
without fee waivers
Portfolio turnover rate (1)

---------------------
1 A portfolio turnover rate is the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period of dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended April 30, 2002 were $111,108,007 and $147,589,269, respectively.

Class I                                       Class II


For the Year Ended      For the Period        For the Year Ended    For the Year Ended    For the Period
April 30, 2001          March 2, 2000 to      April 30, 2002        April 30, 2001        March 28, 2000 to
                        April 30, 2000                                                    April 30, 2000

$10.54                  $10.00                $9.09                 $10.53                $11.05
0.11                    0.01                   0.10                  0.11                  0.00
(1.45)                  0.54                  (1.16)                (1.33)                (0.52)
(0.11)                  (0.00)                (0.11)                (0.11)                (0.00)
(0.00)                  (0.00)                (0.00)                (0.00)2               (0.00)
(0.11)                  (0.00)                (0.11)                (0.11)                (0.00)
(12.74)%                5.40%                 (12.86)%              (12.69)%              (4.71)%
$838,417                579,314               $6,220                $4,759                $403
0.12%                   0.13%(2)              0.15%                 0.15%                 0.15%(3)
N/A                     N/A                   0.22%                 0.22%                 0.21%(3)
1.17%                   0.97%(3)              1.24%                 1.14%                 0.99%(3)
N/A                     N/A                   1.16%                 1.07%                 0.93%
9.00%                   2.00%                 15.00%                9.00%                 2.00%

--------------------------
2    Less than ($0.005) per share.

3    Annualized.

ADDITIONAL INFORMATION ABOUT THE FUND

You can request other information, including a Statement of Additional Information, Annual Report, or Semi-Annual Report, free of charge, by contacting the Fund at ______ or writing to ________. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

The Statement of Additional Information provides detailed information about the Fund and is incorporated into this Prospectus by reference, which means that it is legally part of the Prospectus. You may review and copy, upon payment of a duplicating fee, the Fund's Statement of Additional Information, at the SEC's Public Reference Room in Washington, D.C. You also can obtain this information, upon payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549- 0102. Copies of this information may also be obtained upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

The SEC also maintains a Web site located at http://www.sec.gov that contains the SAI, material incorporated herein by reference, and other information regarding the Fund. For more information about the operation of the Public Reference Room, please call the SEC at 202.942.8090.

ADMINISTRATOR
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, Pennsylvania 19456

DISTRIBUTOR
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP





Investment Company Act File No. 811-08194

     PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY ___, 2003
                              SUBJECT TO COMPLETION

                       STATEMENT OF ADDITIONAL INFORMATION

                         THE ADVISORS' INNER CIRCLE FUND

                               January [__], 2003

This Statement of Additional Information (SAI) is not a prospectus. It is intended to provide additional information regarding the activities and operations of The Advisors' Inner Circle Fund (the "Trust") and should be read in conjunction with the Trust's prospectus dated January [__], 2003. Prospectuses may be obtained by writing to the Trust or calling toll-free [1-___-___-____]. This SAI relates to the following series of the Trust (the "Fund"):

                      UNITED ASSOCIATION S&P 500 INDEX FUND

This SAI is incorporated by reference into the Trust's prospectus. The financial statements of the Predecessor Fund (as defined herein) for the fiscal year ended April 30, 2002, including notes thereto and the report of the Predecessor Fund's independent public accountant thereon, are herein incorporated by reference. A copy of the Predecessor Fund's 2002 Annual Report to Shareholders must accompany the delivery of this SAI. Capitalized terms not defined herein are defined in the prospectus.

THE INFORMATION IN THIS SAI IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                                TABLE OF CONTENTS

THE TRUST..................................................................... 1
PROXY VOTING POLICIES..........................................................2
ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES................2
DESCRIPTION OF PERMITTED INVESTMENTS...........................................3
INVESTMENT LIMITATIONS........................................................13
THE ADVISER...................................................................15
THE ADMINISTRATOR.............................................................16
THE DISTRIBUTOR...............................................................17
THE TRANSFER AGENT............................................................18
THE CUSTODIAN.................................................................18
INDEPENDENT PUBLIC ACCOUNTANTS................................................18
LEGAL COUNSEL.................................................................18
TRUSTEES AND OFFICERS OF THE TRUST............................................18
PERFORMANCE INFORMATION.......................................................23
COMPUTATION OF YIELD..........................................................24
CALCULATION OF TOTAL RETURN...................................................24
PURCHASING AND REDEEMING SHARES...............................................25
DETERMINATION OF NET ASSET VALUE..............................................26
TAXES    .................................................................... 27
FUND TRANSACTIONS............................................................ 29
ADDITIONAL INFORMATION ABOUT THE TRUST........................................31
5% AND 25% SHAREHOLDERS.......................................................32
FINANCIAL STATEMENTS..........................................................32
Index INFORMATION.............................................................33
APPENDIX.................................................................... A-1


[XXX-XXX]

THE TRUST

GENERAL. The Fund is a separate series of the Trust, an open-end investment management company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated July 18, 1991, as amended February 18, 1997. The Declaration of Trust permits the Trust to offer separate series ("funds") of shares of beneficial interest ("shares"). The Trust reserves the right to create and issue shares of additional funds. Each fund is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto. Generally, each Fund pays its
(i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation materials and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) pro rata share of the Trust's other expenses, including audit and legal expenses. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets.

DESCRIPTION OF MULTIPLE CLASSES OF SHARES. The Trust is authorized to offer multiple classes of shares of its funds. The Fund currently offers institutional shares ("Class I") and retail shares ("Class II"). Additional classes may be created from time to time. The different classes provide for variations in sales charges, certain distribution and shareholder servicing expenses and in the minimum initial investment requirements. Minimum investment requirements and investor eligibility are described in the prospectus. For more information on shareholder servicing and distribution expenses, see the "Distributor."

HISTORY OF THE FUND. The Fund was established as part of an Agreement and Plan of Reorganization ("Reorganization Plan") between the Trust and the Financial Investors Trust, another investment company. As a result of the Reorganization Plan, the Fund assumed all of the assets and liabilities of the Financial Investors Trust United Association S&P 500 Index Fund (the "Predecessor Fund"), effective [January __], 2003 (the "Reorganization Date"). Substantially all of the assets of the Predecessor Fund were transferred to the Fund in connection with the Fund's commencement of operations on the Reorganization Date. The Fund is the successor to the Predecessor Fund's performance and financial history, and the "Performance Information" for the Fund contained in the prospectus and this SAI reflects the historical performance of the Predecessor Fund for the periods presented prior to the Reorganization Date. The Predecessor Fund's date of inception was March 2, 2000.

VOTING RIGHTS. Each share held entitles the shareholder of record to one vote for each dollar invested. In other words, each shareholder of record is entitled to one vote for each dollar of net asset value of the shares held on the record date for the meeting. The Fund will vote separately on matters relating solely to it. As a Massachusetts business trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Shareholder approval will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate the Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if the Fund fails to reach a viable size within a reasonable amount of time or for some other extraordinary reason.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

PROXY VOTING POLICIES

The Board of Trustees has adopted policies and procedures that the Fund must follow in voting proxies of underlying portfolio securities that the Fund may hold. The Board of Trustees has appointed Marco Consulting Group ("MCG"), a proxy consulting service, to act as the Fund's agent in exercising the proxy voting rights appurtenant to securities held by the Fund in a manner consistent with these policies and subject to the general oversight by the Board of Trustees. The Fund's proxy voting policies are designed to vote proxies in favor of shareholder interests following a case-by-case review of the merits of each proxy by MCG. In addition, the Fund's proxy voting policies permit MCG to initiate shareholder proposals on the Fund's behalf in cases where MCG reasonably believes that such proposals are in the best interests of the Fund's shareholders. Because the Fund is distributed [primarily/exclusively?] to the United Association of Journeymen and Apprentices of the Plumbing and Pipe Fitting Industry of the United States and Canada (the "UA"), the Board of Trustees have considered the recommendations of the UA in formulating its proxy voting policies and the appointment of MCG as its proxy voting agent.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES

The Fund is classified as a "diversified" investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's investment objectives and principal investment strategies are described in the prospectus. The following information supplements, and should be read in conjunction with, the prospectus. For a description of certain permitted investments discussed below, see "Description of Permitted Investments" in this SAI.

THE S&P 500 Index. The S&P 500 Index is composed of approximately 500 common stocks, most of which are listed on the NYSE. S&P selects the stocks for the S&P 500 Index on a statistical basis. As of June 30, 2002, the stocks in the S&P 500 Index had an average market capitalization of $18 billion and the total market capitalization of all U.S. common stocks was $11.7 trillion. "Market capitalization" of a company is the market price per share of stock multiplied by the number of shares outstanding.

FUND INVESTMENT STRATEGY. The Fund will normally invest substantially all of its total assets in the stocks that comprise the S&P 500 Index in approximately the same percentages as the stocks represented in the index. The Fund may also acquire derivative instruments designed to replicate the performance of the S&P 500 Index, such as S&P 500 Index stock index futures contracts or Standard & Poor's Depository Receipts. The Fund may invest in all the approximately 500 stocks comprising the S&P 500 Index, or it may use a statistical sampling technique by selecting approximately 90% of the stocks listed in the index. The Fund will only purchase a security that is included in the S&P 500 Index at the time of such purchase. The Fund may, however, temporarily continue to hold a security that has been deleted from the S&P 500 Index pending the rebalancing of the Fund's portfolio. The Fund is not required to buy or sell securities solely because the percentage of its assets invested in index stocks changes when the market value of its holdings increases or decreases. With respect to the remaining portion of its net assets, the Fund may hold temporary cash balances which may be invested in U.S. government obligations and money market instruments. In extraordinary circumstances, the Fund may exclude a stock listed on the index from its holdings or include a similar stock in its place if it believes that doing so will help achieve its investment objective. The Fund also may enter into repurchase agreements, reverse repurchase agreements, and lend its portfolio securities.

CORRELATION WITH THE S&P 500 Index. While there can be no guarantee that the Fund's investment results will precisely match the results of the S&P 500 Index, National City Investment Management Company ("IMC" or the "Adviser") believes that, before deduction of operating expenses, there will be a very high correlation between the returns generated by the Fund and the S&P 500 Index.

The Fund will attempt to achieve a correlation between the performance of its asset portfolio and that of the S&P 500 Index of at least 95% before deduction of operating expenses. A correlation of 100% would indicate perfect correlation, which would be achieved when the Fund's net asset value, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the index. The Fund's ability to correlate its performance with the S&P 500 Index, however, may be affected by, among other things, Fund expenses, including brokerage (which may be increased by high portfolio turnover); the Fund holding less than all of the securities in the S&P 500 Index; Fund share prices being rounded to the nearest cent; changes to the S&P 500 Index that are not disseminated in advance; changes in the manner in which S&P calculates its index; the timing of purchases and redemptions; and/or the need to conform the Fund's portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements. The Adviser monitors the correlation of the performance of the Fund in relation to the index under the supervision of the Board of Trustees. The Fund intends to actively rebalance its portfolio to achieve high correlation of performance with the S&P 500 Index. To reduce transaction costs and minimize shareholders' current capital gains liability, the Fund's investment portfolio will not be automatically rebalanced to reflect changes in the S&P 500 Index.

THE INDEXING APPROACH. The Fund is not managed in a traditional sense, that is, by making discretionary judgments based on analysis of economic, financial and market conditions. Under ordinary circumstances, stocks will only be eliminated from or added to the Fund to reflect additions to or deletions from the S&P 500 Index (including mergers or changes in the composition of the index), to raise cash to meet withdrawals, or to invest cash contributions. Accordingly, sales may result in losses that may not have been realized if the Fund were actively managed and purchases may be made that would not have been made if the Fund were actively managed. The Fund will remain substantially fully invested in common stocks and equity derivative instruments whether stock prices are rising or falling. The Adviser believes that the indexing approach should involve less portfolio turnover, notwithstanding periodic additions to and deletions from the S&P 500 Index, and thus lower brokerage costs, transfer taxes and operating expenses, than in more traditionally managed funds, although there is no assurance that this will be the case.

The inclusion of a security in the S&P 500 Index in no way implies an opinion by S&P as to its attractiveness as an investment. S&P is not a sponsor of, or in any way affiliated with, the Fund.

The common stock of National City Corporation, the parent company of the Adviser, is included in the S&P 500 Index. Like the other stocks in the S&P 500 Index, the Fund will invest in the common stock of National City Corporation in approximately the same proportion as the percentage National City Corporation common stock represents in the S&P 500 Index. As of June 30, 2002, National City Corporation common stock represented 0.22% of the S&P 500 Index.

PORTFOLIO TURNOVER RATE. Portfolio turnover rate is defined under SEC rules as the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include futures contracts and option contracts in which the Fund may invest since such contracts generally have remaining maturities of less than one-year.

DESCRIPTION OF PERMITTED INVESTMENTS

The following are descriptions of the permitted investments and investment practices discussed in the Funds' "Investment Objectives and Policies" section and the associated risk factors. The Adviser will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with and permitted by the Funds' stated investment policies.

BORROWING. The Funds may borrow money. Each Fund may borrow money to facilitate management of a Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly.

As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The Funds are authorized to pledge portfolio securities as the Adviser deems appropriate in connection with any borrowings.

Borrowing may subject the Funds to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. The Funds may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money. To avoid this situation, neither Fund will purchase securities while borrowing represent more than 5% of its total assets.

EQUITY SECURITIES. Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a fund invests will cause the net asset value of a fund to fluctuate. The Fund purchases equity securities traded in the U.S. on registered exchanges or the over-the-counter market. Equity securities are described in more detail below:

o COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

o PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

o WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

o CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

         Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

FUTURES AND OPTIONS ON FUTURES. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). Consistent with CFTC regulations, the Fund may use futures contracts and related options for either (i) "bona fide hedging purposes," as such term is defined by the CFTC, or (ii) for other risk management purposes only to the extent that the aggregate initial margin and premiums on such positions (excluding the amount by which options on futures contracts are in the money) do not exceed 5% of the Fund's net assets. Instances in which the Fund may use futures contracts and related options for risk management purposes (other than bona fide hedging) include: attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When the Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit leveraging and related risks. To cover its position, the Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. The segregated account functions as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.

The Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

The Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. The Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. The Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with the Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Fund's exposure to price fluctuations, while others tend to increase its market exposure.

OPTIONS. The Fund may purchase and write put and call options on securities or securities indices (traded on U.S. exchanges or over-the-counter markets) and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

The Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

The Fund must cover all options it writes. For example, when the Fund writes an option on a security, index or foreign currency, it will segregate or earmark liquid assets with the Fund's custodian in an amount at least equal to the market value of the option and will maintain such coverage while the option is open. The Fund may otherwise cover the transaction by means of an offsetting transaction or other means permitted by the 1940 Act or the rules and SEC interpretations thereunder.

The Fund may trade put and call options on securities, securities indices or currencies, as the investment adviser or sub-adviser determines is appropriate in seeking the Fund's investment objective. For example, the Fund may purchase put and call options on securities or indices to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. The Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

In another instance, the Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When the Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option written by the Fund is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

There are significant risks associated with the Fund's use of options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the movement in prices of options held by the Fund and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees. Despite such good faith efforts to determine fair value prices, the Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a fund. Under the supervision of Trust's Board of Trustees, the Adviser determines the liquidity of the Fund's investments. In determining the liquidity of the Fund's investments, the Adviser may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security). The Fund will not invest more than 15% of its net assets in illiquid securities.

INVESTMENT COMPANY SHARES. The Fund may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. The Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying the Fund's expenses. Under applicable regulations, the Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund. In addition, certain index tracking stocks in which the Fund may invest may be issued by investment companies:

o STANDARD & Poor's Depositary Receipts (SPDRs). SPDRs are securities that represent ownership in a unit investment trust (a "UIT") that holds a portfolio of common stocks designed to track the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P Index"). SPDRs may be obtained from the UIT directly or purchased in the secondary market. SPDRs are generally listed on the American Stock Exchange, and for investment purposes by the Funds, are subject to the same limitations as investment company shares.

         The UIT will issue SPDRs in aggregations of 50,000 known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of (a) a portfolio of securities substantially similar to the component securities ("Index Securities") of the S&P Index, (b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit ("Balancing Amount") designed to equalize the net asset value of the S&P Index and the net asset value of a Portfolio Deposit.

         SPDRs are not individually redeemable, except upon termination of the UIT. To redeem, the Fund must accumulate enough SPDRs to reconstitute a Creation Unit. The liquidity of small holdings of SPDRs, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the Fund will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

         The price of SPDRs is derived and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by the Fund could result in losses on SPDRs. Trading in SPDRs involves risks similar to those risks, described above under "Options," involved in the writing of options on securities.

MONEY MARKET SECURITIES. Money market securities include short-term U.S. Government Securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization ("NRSRO"), such as Standard & Poor's or Moody's, or determined by the Adviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. Each of these money market securities are described below. For a description of ratings, see the Appendix to this SAI.

U.S. GOVERNMENT SECURITIES. Examples of types of U.S. Government obligations in which the Fund may invest include U.S. Treasury Obligations and the obligations of U.S. Government Agencies such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac (formerly Federal Home Loan Mortgage Corporation), Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. Government Securities are not guaranteed against price movements due to fluctuating interest rates.

o U.S. TREASURY OBLIGATIONS. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Treasury Receipts ("TRs").

o RECEIPTS. Interests in separately traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

o U.S. GOVERNMENT ZERO COUPON SECURITIES. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

o U.S. GOVERNMENT AGENCIES. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund's shares.

COMMERCIAL PAPER. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. The Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. The Funds may invest in U.S. dollar-denominated obligations of domestic branches of foreign banks and foreign branches of domestic banks only when the Adviser believes that the risks associated with such investment are minimal and that all applicable quality standards have been satisfied. Bank obligations include the following:

o BANKERS' ACCEPTANCES. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

o CERTIFICATES OF DEPOSIT. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

o TIME DEPOSITS. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with financial institutions. The Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with creditworthy financial institutions whose condition will be continually monitored by the Adviser. The repurchase agreements entered into by the Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by the Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of the Fund, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by that Fund, amounts to more than 15% of the Fund's total assets. The Fund's investments in repurchase agreements, at times, may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

SECURITIES LENDING. The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Trustees. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). The Fund will not lend portfolio securities to the Adviser or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government Securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.

By lending its securities, the Fund may generate income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government Securities or letters of credit are used as collateral. The Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

SWAP AGREEMENTS. The Fund may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap," interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Most swap agreements entered into by the Fund calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund illiquid investment limitations. The Fund will not enter into any swap agreement unless the Adviser believes that the other party to the transaction is creditworthy. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

The Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counter-party will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counter-party a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap agreement defaults, the Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Fund and the Adviser believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Adviser, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements. The use of equity swaps is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

VARIABLE AND FLOATING RATE INSTRUMENTS. Certain of the obligations purchased by the Funds may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. To the extent required by the 1940 Act, a Fund will maintain with the custodian a separate account with liquid high-grade debt securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if deems it appropriate.

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES. The following investment limitations are fundamental policies of the Fund. Fundamental policies cannot be changed without the consent of the holders of a majority of the Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

The Fund may not:

1. [Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund on the last day of each fiscal quarter. This restriction applies to 75% of the Fund's assets.]

2. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such instruments, and tax-free state obligations; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry; (d) personal credit and business credit businesses will beconsidered separate industries.

3. Make loans, except that the Fund may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities in an amount not exceeding one-third of its total assets.

4. Borrow money, issue senior securities or mortgage, pledge or hypothecate its assets except to the extent permitted under the 1940 Act.

5. Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate.

6. Invest in commodities, except that as consistent with its investment objective and policies the Fund may: (a) purchase and sell options, forward contracts, futures contracts, including without limitation, those relating to indices; (b) purchase and sell options on futures contracts or indices;
     (c) purchase publicly traded securities of companies engaging in whole or in part in such activities. For purposes of this investment limitation, "commodities" includes commodity contracts.

7. Act as an underwriter of securities within the meaning of the Securities Act of 1933 except insofar as the Fund might be deemed to be an underwriter upon the disposition of portfolio securities acquired within the limitation on purchases of illiquid securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with its investment objective, policies and limitations may be deemed to be underwriting.

For purposes of the above investment limitations, and except for the Fund's policy on illiquid securities and borrowing, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Fund's portfolio securities will not constitute a violation of such limitation for purposes of the 1940 Act.

Non-Fundamental Policies. In addition, the Fund is subject to the following non-fundamental limitations, which may be changed without the vote of shareholders:

The Fund may not:

1. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted under the 1940 Act.

2. Write or sell put options, call options, straddles, spreads, or any combination thereof, except as consistent with the Fund's investment objective and policies for transactions in options on securities or indices of securities, futures contracts and options on futures contracts and in similar investments.

3. Purchase securities on margin, make short sales of securities or maintain a short position, except that, as consistent with the Fund's investment objective and policies, (a) this investment limitation shall not apply to the Fund's transactions in futures contracts and related options, options on securities or indices of securities and similar instruments, and (b) it may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

4.   Purchase securities of companies for the purpose of exercising control.

5.   Invest more than 15% of its net assets in illiquid securities.

6. Purchase securities while its outstanding borrowings (including reverse repurchase agreements) are in excess of 5% of its total assets. Securities held in escrow or in separate accounts in connection with the Fund's investment practices described in the prospectus or this SAI are not deemed to be pledged for purposes of this limitation.

THE ADVISER

GENERAL. IMC is a professional investment management firm registered with the SEC under the Investment Advisers Act of 1940. The Adviser is an indirect wholly owned subsidiary of National City Corporation, a bank holding company headquartered in Cleveland, Ohio. The principal business address of the Adviser is [1900 East Ninth Street, Cleveland, Ohio 44114.] As of [Date], 2002, IMC had discretionary management authority with respect to approximately $___ billion of assets under management.

ADVISORY AGREEMENT WITH THE TRUST. The Trust and the Adviser have entered into an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser serves as the investment adviser and makes the investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program, subject to the supervision of, and policies established by, the Trustees of the Trust. The continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

ADVISORY FEES PAID TO THE ADVISER. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .01% for the first $2.5 billion and .005% of amounts over $2.5 billion based on the average daily net assets of the Fund. The Adviser has contractually agreed to waive that portion of its advisory fee that exceeds .0075% of the average daily net assets of the Fund through February 28, 2004. The Adviser may, from its own resources, compensate broker-dealers whose clients purchase shares of the Fund. For the fiscal period ended April 30, 2000 and the fiscal years ended April 30, 2001 and 2002, the Predecessor Fund paid the Adviser the following advisory fees:

------------------------------------------------------- ------------------------------------------------------------
                      Fees Paid                                                Fees Waived1
------------------- ----------------- ----------------- ------------------- ------------------ ---------------------
       2000               2001              2002               2000               2001                 2002
------------------- ----------------- ----------------- ------------------- ------------------ ---------------------
------------------- ----------------- ----------------- ------------------- ------------------ ---------------------
     $7,2482            $85,099           $68,157
------------------- ----------------- ----------------- ------------------- ------------------ ---------------------
1    For the fiscal year ended  [_______],  the Adviser  additionally reimbursed fees of $[_____] for the pursuant to the terms of its waiver arrangements with the Fund.
2    From March 1, 2000 through April 30, 2000.


THE ADMINISTRATOR

GENERAL. SEI Investments Global Funds Services (the "Administrator"), a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds including, but without limitation: Alpha Select Funds, Amerindo Funds Inc., The Arbor Fund, ARK Funds, Armada Funds, The Armada Advantage Fund, Bishop Street Funds, CNI Charter Funds, Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., First Omaha Funds, Inc., Friends Ivory Funds, HighMark Funds, Huntington Funds, Huntington VA Funds, JohnsonFamily Funds, Inc., The MDL Funds, The Nevis Fund, Inc., Oak Associates Funds, PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, Pitcairn Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds, UAM Funds Trust, UAM Funds, Inc. and UAM Funds, Inc. II.

ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Administrator also serves as the shareholder servicing agent for the Fund under a shareholder servicing agreement with the Trust pursuant to which the Administrator provides certain shareholder services in addition to those set forth in the Administration Agreement.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of one year after the effective date of the agreement and shall continue in effect for successive periods of two years unless terminated by either party on not less than 90 days' prior written notice to the other party.

ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator is entitled to a fee from the Fund, which is calculated daily and paid monthly, at an annual rate of [describe compensation schedule with breakpoints]. For the fiscal period ended April 30, 2000 and the fiscal years ended April 30, 2001 and 2002, the Predecessor Fund paid the following administration fees:

------------------------------------------------------- ------------------------------------------------------------
                      Fees Paid1                                                Fees Waived
------------------- ----------------- ----------------- ------------------- ------------------ ---------------------
       2000               2001              2002               2000               2001                 2002
------------------- ----------------- ----------------- ------------------- ------------------ ---------------------
------------------- ----------------- ----------------- ------------------- ------------------ ---------------------
     $84,026            $899,304          $655,009              $0                 $0                   $0
------------------- ----------------- ----------------- ------------------- ------------------ ---------------------
1    The administrator to the Predecessor Fund was ALPS Mutual Fund Services,
     Inc.


THE DISTRIBUTOR

The Trust and SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments and an affiliate of the Administrator, are parties to a distribution agreement dated November 14, 1991 (the "Distribution Agreement") whereby the Distributor acts as principal underwriter for the Trust's shares.

The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to any Fund, by a majority of the outstanding shares of that Fund, upon not more than 60 days' written notice by either party. The Distribution Agreement provides that the Distributor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

DISTRIBUTION PLAN. The Trust has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not parties to the Distribution Agreement or interested persons (as defined by the 1940 Act) of any party to the Distribution Agreement ("Qualified Trustees"). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Trust. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

The Plan provides that Class II shares of the Fund will pay the Distributor a fee not to exceed .10% of the Fund's average daily net assets attributable to Class II shares from which the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies including, without limit, investment counselors, broker-dealers and the Distributor's affiliates and subsidiaries (collectively, "Agents") as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Plan is characterized as a reimbursement plan since the distribution fee will be paid to the Distributor as reimbursement for, or in anticipation of, expenses incurred for distribution related activity. Investors should understand that some Agents may charge their clients fees in connection with purchases of shares or the provision of shareholder services with respect to shares. The Trust intends to operate the Plan in accordance with its terms and with the NASD rules concerning sales charges.

For the fiscal year ended April 30, 2002, the Predecessor Fund paid $2,715 in distribution fees to ALPS Distributors, Inc., the Predecessor Fund's distributor.

THE TRANSFER AGENT

State Street Bank & Trust Company (the "Transfer Agent") serves as transfer agent and Boston Financial Data Services, Inc. ("BFDS") serves as the servicing agent for the Fund under a transfer agency agreement with the Trust. The fee paid to the Transfer Agent is based upon the size, type and number of accounts and transactions made by shareholders. The Transfer Agent compensates BFDS for its services.

THE CUSTODIAN

National City Bank serves as the Fund's custodian under a custody agreement with the Trust. The custodian holds cash, securities and other assets of the Fund as required by the 1940 Act.

INDEPENDENT PUBLIC ACCOUNTANTS

KPMG LLP serves as the independent public accountants of the Fund. Deloitte & Touche LLP served as independent public accountants of the Predecessor Fund.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP serves as counsel to the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and the Fund are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for overseeing the Fund and each of the Trust's [45] funds, which includes funds not described in this SAI. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, Oaks, Pennsylvania 19456.

ROBERT A. NESHER (DOB 08/17/46) -- Chairman of the Board of Trustees* (since
1991) -- Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of the Administrator and the Distributor, 1981-1994. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Bishop Street Funds, The Expedition Funds, The MDL Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

JOHN T. COONEY (DOB 01/20/27)-- Trustee (since 1993)-- Vice Chairman of Ameritrust Texas N.A., 1989-1992, and MTrust Corp., 1985-1989. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The MDL Funds, and The Expedition Funds.

WILLIAM M. DORAN (DOB 05/26/40) -- Trustee* (since 1992) -- 1701 Market Street, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Administrator and the Distributor. Director of SEI Investments since 1974; Secretary of SEI Investments since 1978. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The MDL Funds, The Expedition Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

ROBERT A. PATTERSON (DOB 11/05/27)-- Trustee (Since 1993)-- Pennsylvania State University, Senior Vice President, Treasurer (Emeritus); Financial and Investment Consultant, Professor of Transportation since 1984; Vice President-Investments, Treasurer, Senior Vice President (Emeritus), 1982-1984. Director, Pennsylvania Research Corp.; Member and Treasurer, Board of Trustees of Grove City College. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The MDL Funds, and The Expedition Funds.

EUGENE B. PETERS (DOB 06/03/29)-- Trustee (Since 1993)-- Private investor from 1987 to present. Vice President and Chief Financial Officer, Western Company of North America (petroleum service company), 1980-1986. President of Gene Peters and Associates (import company), 1978-1980. President and Chief Executive Officer of Jos. Schlitz Brewing Company before 1978. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The MDL Funds, and The Expedition Funds.

JAMES M. STOREY (DOB 04/12/31) -- Trustee (Since 1994) -- Partner, Dechert Price & Rhoads, September 1987 - December 1993; Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The MDL Funds, The Expedition Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

GEORGE J. SULLIVAN, JR. (DOB 11/13/42)-- Trustee (Since 1999)-- Chief Executive Officer, Newfound Consultants Inc. since April 1997. General Partner, Teton
Partners,  L.P.,  June 1991-  December  1996;  Chief  Financial  Officer,  Noble
Partners, L.P., March 1991-December 1996; Treasurer and Clerk, Peak Asset Management, Inc., since 1991; Trustee, Navigator Securities Lending Trust, since 1995. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The MDL Funds, The Expedition Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

--------------------------
* Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor.

BOARD STANDING COMMITTEES. The Board has established the following standing committees:

AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Cooney, Patterson, Peters, Storey and Sullivan currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met three times in the most recently completed Trust fiscal year.

FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. Mr. Nesher currently serves as the Board's delegate on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and met three times in the most recently completed Trust fiscal year.

NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust. The principal responsibility of the Nominating Committee are to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the 1934 Act in conjunction with a shareholder meeting to consider the election of Trustees. Messrs. Cooney, Patterson, Peters, Storey and Sullivan currently serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and did not meet in during the most recently completed Trust fiscal year.

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. As discussed in the section of this SAI entitled "The Adviser," the Board continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Advisory Agreement for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other Fund service providers may submit to the Board, to help them decide whether to renew the Advisory Agreement for another year.

Before approving the initial contract with the Adviser, the Board requested and received written materials from the Adviser about: (a) the quality of the Adviser's investment management and other services; (b) the Adviser's investment management personnel; (c) the Adviser's operations and financial condition; (d) the Adviser's brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that the Adviser charges the Fund compared with the fees it charges to comparable mutual funds or accounts (if any); (f) the Fund's overall fees and operating expenses compared with similar mutual funds; (g) the Adviser's compliance systems; (h) the Adviser's policies on and compliance procedures for personal securities transactions; (i) the Adviser' reputation, expertise and resources in domestic financial markets; and (j) the Predecessor Fund's performance compared with similar mutual funds.

At the meeting, representatives from the Adviser presented additional oral and written information to the Board to help the Board evaluate the Adviser's fee and other aspects of the Agreement. Other Fund service providers also provided the Board with additional information at the meeting. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the initial approval of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important, controlling or determinative of its decision.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to approve the Advisory Agreement for and initial term of two years.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of of the Fund as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 ("1934 Act"). The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

---------------------- ------------------------------------------------------- -------------------------------------
Name                            Dollar Range of Fund Shares (Fund)*              Aggregate Dollar Range of Shares
                                                                                           (All Funds)*
---------------------- ------------------------------------------------------- -------------------------------------
---------------------- ------------------------------------------------------- -------------------------------------
Nesher                              None (UA S&P 500 Index Fund)                               None
---------------------- ------------------------------------------------------- -------------------------------------
---------------------- ------------------------------------------------------- -------------------------------------
Cooney                              None (UA S&P 500 Index Fund)                               None
---------------------- ------------------------------------------------------- -------------------------------------
---------------------- ------------------------------------------------------- -------------------------------------
Doran                               None (UA S&P 500 Index Fund)                               None
---------------------- ------------------------------------------------------- -------------------------------------
---------------------- ------------------------------------------------------- -------------------------------------
Patterson                           None (UA S&P 500 Index Fund)                               None
---------------------- ------------------------------------------------------- -------------------------------------
---------------------- ------------------------------------------------------- -------------------------------------
Peters                              None (UA S&P 500 Index Fund)                               None
---------------------- ------------------------------------------------------- -------------------------------------
---------------------- ------------------------------------------------------- -------------------------------------
Storey                              None (UA S&P 500 Index Fund)                               None
---------------------- ------------------------------------------------------- -------------------------------------
---------------------- ------------------------------------------------------- -------------------------------------
Sullivan                            None (UA S&P 500 Index Fund)                               None
---------------------- ------------------------------------------------------- -------------------------------------
* Valuation date is December 31, 2002.


BOARD COMPENSATION. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.

---------------------- ----------------------- ---------------------- ---------------------- -----------------------
Name                   Aggregate Compensation       Pension or          Estimated Annual       Total Compensation
                                                 Retirement Benefits     Benefits Upon         from the Trust and
                                                 Accrued as Part of       Retirement             Fund Complex*
                                                   Fund Expenses
---------------------- ----------------------- ---------------------- ---------------------- -----------------------
---------------------- ----------------------- ---------------------- ---------------------- -----------------------
Nesher                           $0                     N/A                    N/A                     $0
---------------------- ----------------------- ---------------------- ---------------------- -----------------------
---------------------- ----------------------- ---------------------- ---------------------- -----------------------
Cooney                         $9,867                   N/A                    N/A                   $9,867
---------------------- ----------------------- ---------------------- ---------------------- -----------------------
---------------------- ----------------------- ---------------------- ---------------------- -----------------------
Doran                            $0                     N/A                    N/A                     $0
---------------------- ----------------------- ---------------------- ---------------------- -----------------------
---------------------- ----------------------- ---------------------- ---------------------- -----------------------
Patterson                      $9,867                   N/A                    N/A                   $9,867
---------------------- ----------------------- ---------------------- ---------------------- -----------------------
---------------------- ----------------------- ---------------------- ---------------------- -----------------------
Peters                         $9,867                   N/A                    N/A                   $9,867
---------------------- ----------------------- ---------------------- ---------------------- -----------------------
---------------------- ----------------------- ---------------------- ---------------------- -----------------------
Storey                         $9,867                   N/A                    N/A                   $9,867
---------------------- ----------------------- ---------------------- ---------------------- -----------------------
---------------------- ----------------------- ---------------------- ---------------------- -----------------------
Sullivan                       $9,867                   N/A                    N/A                   $9,867
---------------------- ----------------------- ---------------------- ---------------------- -----------------------
* The Trust is the only investment company in the "Fund Complex."


TRUST OFFICERS. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each Officer is SEI Investments Company, Oaks, Pennsylvania 19456. None of the Officers receive compensation from the Trust for their services.

Certain officers of the Trust also serve as officers of some or all of the following: The Achievement Funds Trust, Alpha Select Funds, Amerindo Funds Inc., The Arbor Fund, Armada Funds, The Armada Advantage Fund, Bishop Street Funds, Causeway Capital Management Trust, CNI Charter Funds, The Expedition Funds, First Focus Funds, Inc., Friends Ivory Funds, HighMark Funds, iShares, Inc., iShares Trust, JohnsonFamily Funds, Inc., The MDL Funds, The Nevis Fund, Inc., Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., SEI Asset Allocation Trust, Pitcairn Funds, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds, UAM Funds Trust, UAM Funds, Inc. and UAM Funds, Inc. II., each of which is an open-end management investment company managed by SEI Investments Mutual Funds Services or its affiliates and, except for PBHG Advisor Funds, Inc., distributed by SEI Investments Distribution Co.

JAMES R. FOGGO (DOB 06/30/64) -- President (since 2000)-- Vice President and Assistant Secretary of SEI Investments since 1998. Vice President and Assistant Secretary of the Administrator and the Distributor since May 1999. Associate, Paul Weiss, Rifkind, Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm), 1995-1998. Associate, Battle Fowler L.L.P. (law firm), 1993-1995. Operations Manager, The Shareholder Services Group, Inc., 1986-1990.

TIMOTHY D. BARTO (DOB 03/28/68) -- Vice President and Assistant Secretary (since 2000)-- Employed by SEI Investments since October 1999. Vice President and Assistant Secretary of the Administrator and Distributor since December 1999. Associate at Dechert Price & Rhoads, 1997-1999. Associate, at Richter, Miller & Finn, 1994-1997.

TODD B. CIPPERMAN (DOB 02/14/66) -- Vice President and Assistant Secretary (since 1995) -- Senior Vice President and General Counsel of SEI Investments; Senior Vice President, General Counsel and Secretary of the Administrator and the Distributor since 2000. Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor, 1995-2000. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston & Strawn (law firm), 1991-1994.

LYDIA A. GAVALIS (DOB 06/05/64) -- Vice President and Assistant Secretary (since
1998) -- Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

CHRISTINE M. McCULLOUGH (DOB 12/02/60) -- Vice President and Assistant Secretary (since 2000) -- Employed by SEI Investments since November 1, 1999. Vice President and Assistant Secretary of the Administrator and the Distributor since December 1999. Associate at White and Williams LLP, 1991-1999. Associate at Montgomery, McCracken, Walker & Rhoads, 1990-1991.

SHERRY K. VETTERLEIN (DOB 06/22/62)-- Vice President and Assistant Secretary (since 2001)-- Vice President and Assistant Secretary of the Administrator and the Distributor since January 2001. Shareholder/Partner, Buchanan Ingersoll Professional Corporation 1992-2000.

WILLIAM E. ZITELLI,  JR. (DOB 6/14/68)-- Vice  President and Secretary  (since
2000)--  Vice  President  and  Assistant  Secretary  of  the  Administrator  and
Distributor since August 2000. Vice President, Merrill Lynch & Co. Asset Management Group (1998 - 2000). Associate at Pepper Hamilton LLP (1997 - 1998). Associate at Reboul, MacMurray, Hewitt, Maynard & Kristol (1994 - 1997).

JENNIFER SPRATLEY (DOB 02/13/69) -- Controller and Chief Financial Officer (since 2001) -- Director, SEI Funds Accounting since November 1999. Audit Manager, Ernst & Young LLP, 1991-1999.

JOHN C. MUNCH (DOB 05/07/71) - Vice President and Assistant  Secretary
(since 2002) - Vice President and Assistant Secretary of the Administrator and Distributor since November 2001. Associate at Howard Rice Nemorvoski Canady Falk & Rabkin, 1998-2001. Associate at Seward & Kissel, 1996-1998.

JOHN MUNERA (DOB 01/14/63) - Vice President and Assistant Secretary - Middle Office Compliance Officer at SEI Investments since 2000. Supervising Examiner at Federal Reserve Bank of Philadelphia (1998-2000). B.A. Political Science, University of Pennsylvania, 1986; MBA Temple University, 2000.

PERFORMANCE INFORMATION

From time to time, the Fund may include the Fund's yield, effective yield, total return or any other type of performance information permitted by applicable regulatory requirements in advertisements or reports to shareholders or prospective shareholders. The yield of the Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Fund over a period of at least one, five, and ten years (up to the life of the Fund) (the ending date of the period will be stated). Total return of the Fund is calculated from two factors: the amount of dividends earned by each Fund share and by the increase or decrease in value of the Fund's share price. Performance figures are based on historical results and are not intended to indicate future performance. See "Computation of Yield" and "Calculation of Total Return" for more information on methodology of calculations.

Performance information for the Fund contained in reports to shareholders or prospective shareholders, advertisements, and other promotional literature may be compared to the record of various unmanaged indices. Such unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for operating costs and expenses. In addition, the Fund's total return may be compared to the performance of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and published by such independent organizations as Lipper Analytical Services, Inc. ("Lipper"), among others. When Lipper's tracking results are used, the Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings.

In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appear in numerous financial publications such as Money, Forbes, Kiplinger's Magazine, Personal Investor, Morningstar, Inc., and similar sources.

COMPUTATION OF YIELD

The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated in each period over one year and is shown as a percentage of the investment. Yield will be calculated according to the following formula:

                  Yield = 2[((a-b)/cd+1)6-1]

                  where,
                  a = dividends and interest earned during the period;
                  b = expenses accrued for the period (net of reimbursement);
                  c = the  average  daily  number of shares  outstanding  during the period  that were  entitled to receive dividends; and
                  d = the maximum offering price per share on the last day of the period.

CALCULATION OF TOTAL RETURN

TOTAL RETURN QUOTATION (BEFORE TAXES). The total return of the Fund refers to the average annual compounded rate of return of a hypothetical investment for designated time periods (including but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)n = ERV, where P = a hypothetical initial investment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 investment made at the beginning of the designated time period.

TOTAL RETURN QUOTATION (AFTER-TAXES ON DISTRIBUTIONS). The total return (after-taxes on distributions) of the Fund refers to the average annual compounded rate of return, taking into account the tax impact of Fund dividends and distributions made to shareholders, of a hypothetical investment for designated time periods (including but not limited to, the period from which the Fund commenced operations through the specified date), assuming no liquidation of the investment at the end of each period. In particular, average annual total return (after-taxes on distributions) is determined by finding the average annual compounded rate of return over the one-, five-, and ten-year periods (or for periods of the Fund's operations) that would equate the initial amount invested to the after-tax value, according to the following formulas: P (1+T)n = ATVD, where P = a hypothetical initial investment of $1,000; T = average annual total return (after-taxes on distributions); n = number of years; and ATVD = value at the end of the one-, five-, or ten-year periods of a hypothetical $1,000 investment made at the beginning of the time period, after taxes on Fund distributions, and assuming no liquidation of the investment at the end of the measurement periods. The calculation assumes that all distributions by the Fund are reinvested, less the taxes due on such distributions, at the price on the reinvestment dates during the period (adjustments may be made for subsequent recharacterizations of distributions). The calculation further assumes that no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (i.e., return of capital). Taxes due on distributions by the Fund are calculated by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain, etc.). Applicable tax rates may vary over the measurement period. Potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are not factored into the calculation.

TOTAL RETURN QUOTATION (AFTER-TAXES ON DISTRIBUTIONS AND REDEMPTION). The total return (after-taxes on distributions and redemption) of the Fund refers to the average annual compounded rate of return, taking into account the tax impact of Fund dividends and distributions made to shareholders, of a hypothetical investment for designated time periods (including but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, average annual total return (after-taxes on distributions) is determined by finding the average annual compounded rate of return over the one-, five-, and ten-year periods (or for periods of the Fund's operations) that would equate the initial amount invested to the after-tax value, according to the following formulas: P (1+T)n = ATVDR, where P = a hypothetical initial investment of $1,000; T = average annual total return (after-taxes on distributions and redemption); n = number of years; and ATVDR = value at the end of the one-, five-, or ten-year periods of a hypothetical $1,000 investment made at the beginning of the time period, after taxes on Fund distributions, assuming that the entire investment is redeemed at the end of each measurement period. The calculation assumes that all distributions by the Fund are reinvested, less the taxes due on such distributions, at the price on the reinvestment dates during the period (adjustments may be made for subsequent recharacterizations of distributions). The calculation further assumes that no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (i.e., return of capital). Taxes due on distributions by the Fund are calculated by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain, etc.). Taxes due on redemptions by shareholders are calculated by subtracting the capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. Applicable tax rates may vary over the measurement period. Potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are not factored into the calculation.

HISTORICAL PERFORMANCE. The average annual total return (before taxes), total return (after-taxes on distributions) and total return (after-taxes on distributions and redemption) for the Predecessor Fund was as follows for the one-year, five-year, ten-year and since inception periods ended April 30, 2002.

-------------------------------------------------- -----------------------------------------------------------------
              FUND (INCEPTION DATE)                                  AVERAGE ANNUAL TOTAL RETURN
-------------------------------------------------- -----------------------------------------------------------------
-------------------------------------------------- --------------- ---------------- --------------- ----------------
                                                      One Year        Five Year        Ten Year     Since Inception
-------------------------------------------------- --------------- ---------------- --------------- ----------------
-------------------------------------------------- --------------- ---------------- --------------- ----------------
S&P 500 Index Fund
-------------------------------------------------- --------------- ---------------- --------------- ----------------
-------------------------------------------------- --------------- ---------------- --------------- ----------------
Class I before tax (March 2, 2000)                    (12.71)%            *               *             (8.37)%
-------------------------------------------------- --------------- ---------------- --------------- ----------------
-------------------------------------------------- --------------- ---------------- --------------- ----------------
Class II  before tax (March 28, 2000)                 (12.86)%            *               *            (14.26)%
-------------------------------------------------- --------------- ---------------- --------------- ----------------
-------------------------------------------------- --------------- ---------------- --------------- ----------------
Class I after-tax on distributions**                     *                *               *               NA
-------------------------------------------------- --------------- ---------------- --------------- ----------------
-------------------------------------------------- --------------- ---------------- --------------- ----------------
Class I after-tax on distributions and                   *                *               *               NA
  redemption**
-------------------------------------------------- --------------- ---------------- --------------- ----------------
* An asterisk indicates that the Fund had not commenced operations as of the period indicated. ** After tax returns are shown for Investor Class shares only.
After-tax returns for Advisor Class shares will vary.

PURCHASING AND REDEEMING SHARES

Purchases and redemptions may be made through the Transfer Agent on any day the New York Stock Exchange (NYSE) is open for business. Shares of the Fund are offered and redeemed on a continuous basis. Currently, the Trust is closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A Shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust up to the lesser of $250,000 or 1% of the Trust's net assets during any 90-day period. The Trust has obtained an exemptive order from the SEC that permits the Trust to make in-kind redemptions to those shareholders of the Trust that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust's investment portfolios.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the NYSE, the Adviser, the Administrator, the Transfer Agent and/or the custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

GENERAL POLICY. The Fund adheres to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Trusts' Board of Trustees. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

EQUITY SECURITIES. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. ET if a security's principal exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees.

MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, Money Market Securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money Market Securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees.

USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS. Pursuant to contracts with the Trust's Administrator, prices for most securities held by the Fund are provided daily by third-party independent pricing agents that are approved by the Board of Trustees of the Trust. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

TAXES

The following is only a summary of certain federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Fund's prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Fund's prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax adviser with specific reference to their own tax situations, including their state and local tax liabilities.

FEDERAL INCOME TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS. The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATIONS AS A REGULATED INVESTMENT COMPANY. In order to qualify for treatment as a regulated investment company ("RIC") under the Code, the Fund must distribute annually to its shareholders at least the sum of 90% of their net interest income excludable from gross income plus 90% of their investment company taxable income (generally, net investment income, including net short-term capital gain) ("Distribution Requirement") and must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks or securities or foreign currencies or other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in such stocks or securities;
(ii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of their total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the outstanding voting securities of the issuer; and
(iii) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer or of two or more issuers engaged in the same, similar, or related trades or businesses if the Fund owns at least 20% of the voting power of such issuers.

Notwithstanding the Distribution Requirement described above, which only requires the Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain, the Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31, of that year, plus certain other amounts. The Fund intends to make sufficient distributions to avoid liability for the federal excise tax applicable to RICs.

If the Fund fails to qualify as a RIC for any year, all of their taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and their distributions (including capital gains distributions) generally will be taxable as ordinary income dividends to their shareholders, subject to the dividends received deduction for corporate shareholders. The board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

FUND DISTRIBUTIONS. Distributions of investment company taxable income (which excludes long-term capital gains) will be taxable to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in additional shares, to the extent of the Fund's earnings and profits. The Fund anticipates that it will distribute substantially all its investment company taxable income for each taxable year.

The Fund may either retain or distribute to shareholders the excess of net long-term capital gains over net short-term capital losses ("net capital gains"). If such gains are distributed as a capital gains distribution, they are taxable to shareholders at the long term capital gains rate, regardless of the length of time the shareholder has held the shares. If any such gains are retained, the Fund will pay federal income tax thereon, however, if the Fund makes an election, the shareholders will include such undistributed gains in their income, will increase their basis in Fund shares by the difference between the amount of such includable gains and the tax deemed paid by such shareholder and will be able to claim their share of the tax paid by the Fund as a refundable credit.

If the Fund's distributions exceed its earnings and profits, all or a portion of the distributions made in that taxable year may be re-characterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Investors should be careful to consider the tax implications of purchasing shares of the Fund just prior to the ex-dividend date of any ordinary income dividend or capital gains distribution. Those investors will be taxed on the entire amount of the dividend or distributions received, even though some, or all of the amount distributed may have been realized by the Fund prior to the investor's purchase.

Any gain or loss recognized on a sale, exchange, or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged, or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract to or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.

Ordinarily, investors should include all dividends as income in the year of payment. However, dividends declared payable to shareholders of record in December of one-year, but paid in January of the following year, will be deemed for tax purposes to have been received by the shareholder and paid by a Fund in the year in which the dividends were declared.

In the case of corporate shareholders, the Fund's distributions (other than capital gains distributions) may qualify for the dividends-received deduction to the extent of the gross amount of qualifying dividends received by the Fund for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

The Fund will provide an annual statement to shareholders describing the federal tax status of distributions paid (or deemed to be paid) by the Fund during the year, including the amount of dividends eligible for the corporate dividends-received deduction.

STATE TAXES. The Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Fund to shareholders and the ownership of shares may be subject to state and local taxes. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a fund. Investment in Ginnie Mae or Fannie Mae securities, banker's acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

FUND TRANSACTIONS

BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money Market Securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Adviser may place a combined order for two or more accounts it manages, including the Fund, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Adviser and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions. Nonetheless, the Adviser believes that the ability of the Fund to participate in higher volume transactions will generally be beneficial to the Fund.

For the fiscal period ended April 30, 2000 and the fiscal years ended April 30, 2001 and 2002, the Predecessor Fund paid the following aggregate brokerage commissions on portfolio transactions:

---------------------------- ---------------------------------------------------------------------------------------
           Fund                              Aggregate Dollar Amount of Brokerage Commissions Paid
---------------------------- ---------------------------------------------------------------------------------------
---------------------------- ---------------------------- ---------------------------- -----------------------------
                                        2000*                        2001                          2002
---------------------------- ---------------------------- ---------------------------- -----------------------------
---------------------------- ---------------------------- ---------------------------- -----------------------------
S&P 500 Index Fund                     $61,866                     $153,886                      $193,617
---------------------------- ---------------------------- ---------------------------- -----------------------------
* From March 1, 2000 through April 30, 2000.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Fund's Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Fund's Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the adviser with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

For the Predecessor Fund's most recently completed fiscal year, the Predecessor Fund paid the following commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Adviser:

---------------------------- ------------------------------------------- -------------------------------------------
           Fund                   Total Dollar Amount of Brokerage          Total Dollar Amount of Transactions
                                 Commissions for Research Services          Involving Brokerage Commissions for
                                                                                     Research Services
---------------------------- ------------------------------------------- -------------------------------------------
---------------------------- ------------------------------------------- -------------------------------------------
S&P 500 Index Fund                               $                                           $
---------------------------- ------------------------------------------- -------------------------------------------

BROKERAGE WITH FUND AFFILIATES. The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under the 1940 Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

For the fiscal period ended April 30, 2000 and the fiscal years ended April 30, 2001 and 2002, the Predecessor Fund paid no brokerage commissions to affiliates.


SECURITIES OF "REGULAR BROKER-DEALERS." The Fund is are required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Funds may hold at the close of their most recent fiscal year. At the end of its most recently completed fiscal year, the Predecessor Fund held common stock of J.P. Morgan Chase & Co. in the amount of $[______]; Morgan Stanley Dean Witter & Co. in the amount of $[______]; Bear Stearns Cos. in the amount of $[______]; Solomon Smith Barney (Citigroup) in the amount of $[______]; Fleet Securities in the amount of $[______]; and Lehman Brothers in the amount of $[______].

ADDITIONAL INFORMATION ABOUT THE TRUST

DESCRIPTION OF SHARES. The Declaration of Trust authorizes the issuance of an unlimited number of portfolios and shares of each portfolio. Each share of a portfolio represents an equal proportionate interest in that portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the portfolio. Shareholders have no preemptive rights. All consideration received by the Fund for shares of any portfolio and all assets in which such consideration is invested would belong to that portfolio and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY. The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY. The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

CODE OF ETHICS. The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

5% AND 25% SHAREHOLDERS

As of July 31, 2002, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the shares of the Predecessor Fund. Persons who owned of record or beneficially more than 25% of the Fund's outstanding shares may be deemed to control the Fund within the meaning of the Act.

Class I

Shareholder                                  Number of Shares           %


Class II

Shareholder                                  Number of Shares           %



The Fund believes that most of the shares referred to above were held by the persons indicated in accounts for their fiduciary, agency or custodial customers.

FINANCIAL STATEMENTS

The financial statements of the Predecessor Fund incorporated by reference in the prospectus have been audited by Deloitte & Touche LLP, independent public accountants, as indicated in their report with respect thereto, and are incorporated by reference hereto in reliance upon the authority of said firm as experts in giving said report.

INDEX INFORMATION

The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to IMC (the "Licensee") is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the Fund. S&P has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by the Fund how it is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSION, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OR MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

APPENDIX

DESCRIPTION OF RATINGS

The following descriptions are summaries of published ratings.

Description of Commercial Paper Ratings

A-1 This is the highest category by Standard and Poor's (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1 Issues rated Prime-1 (or supporting institutions) by Moody's have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

                  o Leading market positions in well-established industries.
                  o        High rates of return on funds employed.
                  o        Conservative capitalization structure with moderate
                           reliance on debt and ample asset protection.
                  o        Broad margins in earnings coverage of fixed financial
                           charges and high internal cash generation.
                  o Well-established access to a range of financial markets and assured sources of alternate liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch Inc. Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch Inc., which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

The rating TBW-1 by Thomson BankWatch ("Thomson") indicates a very high likelihood that principal and interest will be paid on a timely basis.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-l. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 or VMIG-2 are of high quality. Margins of protection are ample although not so large as in the MIG-I/VMIG-2 group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

o Amortization Schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note, and

o Source of Payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.


S&P note rating symbols are as follows:

SP-1 Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the votes.

DESCRIPTION OF CORPORATE BOND RATINGS

S&P

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

MOODY'S

Bonds that are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds.

They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

FITCH INC. ("FITCH")

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

THOMSON

Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is extremely high. Bonds rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Bonds rated BBB (the lowest investment-grade category) indicate an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations. Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

                            PART C: OTHER INFORMATION
                         POST EFFECTIVE AMENDMENT NO. 58

Item 23. Exhibits:

(a)(1) Registrant's Agreement and Declaration of Trust dated July 18, 1991, as originally filed with the SEC on August 29, 1991, is incorporated herein by reference to exhibit (1)(a) of Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No.33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
(a)(2) Registrant's Amendment to the Agreement and Declaration of Trust dated December 2, 1996, is incorporated herein by reference to exhibit (1)(a) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 13, 1996.
(a)(3) Registrant's Amendment to the Agreement and Declaration of Trust dated February 18, 1997, is incorporated herein by reference to exhibit (1)(b) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1997.
(b)(1) Registrant's By-Laws are incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on August 29, 1991.
(b)(2)            Registrant's  Amended and  Restated  By-Laws are  incorporated herein by reference to Exhibit (b)(2) of Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 22, 2001.
(c)               Not Applicable.
(d)(1) Investment Advisory Agreement between Registrant and HGK Asset Management, Inc. with respect to HGK Fixed Income Fund dated
                  August 15, 1994 as originally filed with Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 15, 1994 is incorporated herein by reference to exhibit (5)(e) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed on February 28, 1996.
(d)(2) Investment Advisory Agreement between Registrant and AIG Capital Management Corp. with respect to AIG Money Market Fund originally filed with Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on September 19, 1994 is incorporated herein by reference to exhibit (5)(f) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed February 27, 1997.
(d)(3) Investment Advisory Agreement between Registrant and First Manhattan Co. with respect to FMC Select Fund dated May 3, 1995 as originally filed with Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on

                  February  1,  1995 is  incorporated  herein  by  reference  to exhibit (5)(g) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed on February 28, 1996.
(d)(4) Investment Advisory Agreement between Registrant and CRA Real Estate Securities L.P. dated December 31, 1996 with respect to the CRA Realty Shares Portfolio is incorporated herein by reference to exhibit (5)(h) of Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on May 22, 1997.
(d)(5) Investment Advisory Agreement between Registrant and MDL Capital Management, Inc. with respect to the MDL Broad Market Fixed Income Portfolio and the MDL Large Cap Growth Equity Portfolio is incorporated herein by reference to exhibit
                  (5)(e) of Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
(d)(6) Investment Advisory Agreement between Registrant and SAGE Global Funds, LLC with respect to the SAGE Corporate Bond Fund is incorporated herein by reference to exhibit (5)(f) of
                  Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
(d)(7) Investment Sub-Advisory Agreement between SAGE Global Funds, LLC and Standard Asset Group, Inc. with respect to the SAGE Corporate Bond Fund is incorporated herein by reference to exhibit (5)(i) of Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
(d)(8) Investment Advisory Agreement between Registrant and LSV Asset Management Company is incorporated herein by reference to exhibit (d)(8) of Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 22, 2001.
(d)(9) Amended and Restated Schedule to the Investment Advisory Agreement dated May 3, 1995 between Registrant and First
                  Manhattan Company with respect to the FMC Select and FMC Strategic Value Funds is incorporated herein by reference to exhibit (d)(9) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 29, 1998.
(d)(10) Investment Advisory Agreement between Registrant and Sterling Partners Capital Management is incorporated herein by reference to exhibit (d)(10) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 12, 2001.
(d)(11) Investment Advisory Agreement between the Registrant and GLB Fund Management, Inc. is incorporated herein by reference to exhibit (d)(11) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File No.

                  33-42484), filed with the Securities and Exchange Commission on December 13, 2000.
(d)(12) Investment Advisory Agreement between Registrant and Toews Corporation with respect to the Toews S&P 500 Hedged Index Fund and Toews Nasdaq-100 Hedged Index Fund is incorporated herein by reference to exhibit (d)(12) of Post-Effective
                  Amendment No. 46 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 22, 2001.
(d)(13) Investment Advisory Agreement between Registrant and Prospect Asset Management with respect to The Japan Smaller Companies Fund is incorporated herein by reference to exhibit (d)(13) of Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 22, 2001.
(d)(14) Investment Advisory Agreement dated August 13, 2001 between Registrant and Synovus Funds Investment Advisors is incorporated herein by reference to exhibit (d)(14) of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on November 5, 2001.
(d)(15) Investment Sub-Advisory Agreement dated August 13, 2001 between Registrant, Synovus Funds Investment Advisors and Steinberg Priest Capital Management, Co., Inc. is incorporated herein by reference to exhibit (d)(15) of Post-Effective
                  Amendment No. 48 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on November 5, 2001.
(d)(16) Investment Advisory Agreement between Registrant and Cooke & Bieler, Inc. is incorporated herein by reference to exhibit
                  (d)(16) of Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on August 16, 2001.
(d)(17) Investment Advisory Agreement between Registrant and Acadian Asset Management, Inc. is incorporated herein by reference to exhibit (d)(17) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on August 30, 2002.
(d)(18) Investment Advisory Agreement between Registrant and Analytic Investors, Inc. is incorporated herein by reference to exhibit
                  (d)(18) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on August 30, 2002.
(d)(19) Investment Advisory Agreement between Registrant and Cambiar Investors LLC is incorporated herein by reference to exhibit
                  (d)(19) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on August 30, 2002.
(d)(20) Investment Advisory Agreement between Registrant and Chicago Asset Management Company is incorporated herein by reference to exhibit (d)(20) of Post-Effective Amendment No. 55 to

                  Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on August 30, 2002.
(d)(21) Investment Advisory Agreement between Registrant and Fiduciary Management Associates, Inc. is incorporated herein by reference to exhibit (d)(21) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on August 30, 2002.
(d)(22) Investment Advisory Agreement between Registrant and Independence Investment, LLC is incorporated herein by reference to exhibit (d)(22) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on August 30, 2002.
(d)(23) Investment Advisory Agreement between Registrant and Investment Counselors of Maryland, LLC is incorporated herein by reference to exhibit (d)(23) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A
                  (File No. 33-42484), filed with the Securities and Exchange Commission on August 30, 2002.
(d)(24)           Investment  Advisory  Agreement  between  Registrant  and C.S.
                  McKee,  LLP is  incorporated  herein by  reference  to exhibit
                  (d)(24) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on August 30, 2002.
(d)(25) Investment Advisory Agreement between Registrant and Rice, Hall, James & Associates is incorporated herein by reference to exhibit (d)(25) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on August 30, 2002.
(d)(26) Investment Advisory Agreement between Registrant and Sirach Capital Management, Inc. is incorporated herein by reference to exhibit (d)(26) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on August 30, 2002.
(d)(27) Investment Advisory Agreement between Registrant and Thompson, Siegel & Walmsley, Inc. is incorporated herein by reference to exhibit (d)(27) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on August 30, 2002.
(d)(28) Form of Investment Advisory Agreement between Registrant and Commerce Capital Markets, Inc. is incorporated herein by reference to exhibit (d)(28) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on August 30, 2002.
(d)(29) Form of Investment Advisory Agreement between Registrant and McKinley Capital Management, Inc. is incorporated herein by reference to exhibit (d)(29) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on August 30, 2002.

(d)(30) Form of Investment Advisory Agreement between Registrant and Chartwell Investment Partners is incorporated herein by reference to exhibit (d)(30) of Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on September 13, 2002.
(e)(1) Amended and Restated Distribution Agreement between Registrant and SEI Financial Services Company dated August 8, 1994 as originally filed with Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on September 19, 1994 is incorporated herein by reference to exhibit (6) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed on February 28, 1996.
(e)(2) Distribution Agreement between Registrant and CCM Securities, Inc. dated February 28, 1997 is incorporated herein by reference to exhibit (6)(b) of Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 30, 1997.
(e)(3) Amended and Restated Sub-Distribution and Servicing Agreement between SEI Investments Company and AIG Equity Sales Corporation is incorporated herein by reference to exhibit
                  (6)(c) to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
(f)               Not Applicable.
(g)(1) Custodian Agreement between Registrant and CoreStates Bank N.A. originally filed Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on October 28, 1991 is incorporated herein by reference to exhibit (8) of Post-Effective Amendment No. 28 filed on February 27, 1997.
(g)(2) Amended Custodian Agreement between Registrant and CoreStates Bank, N.A. is incorporated herein by reference to exhibit
                  (g)(2) of Post-Effective Amendment No.39 filed on February 25, 2000.
(g)(3) Custodian Agreement between the Registrant and Union Bank of California is incorporated herein by reference to exhibit
                  (g)(3) of  Post-Effective  Amendment  No.51  filed on June 14,
                  2002.
(g)(4) Amendment dated May 21, 2001 to the Custody Agreement dated August 12, 1991 between the Registrant and First Union National Bank is incorporated herein by reference to exhibit
                  (g)(4) of  Post-Effective  Amendment  No.51  filed on June 14,
                  2002.
(h)(1) Amended and Restated Administration Agreement between Registrant and SEI Financial Management Corporation, including schedules relating to Clover Capital Equity Value Fund, Clover Capital Fixed Income Fund, White Oak Growth Stock Fund, Pin Oak Aggressive Stock Fund, Roulston Midwest Growth Fund, Roulston Growth and Income Fund, Roulston Government Securities Fund, A+P Large-Cap Fund, Turner Fixed Income Fund, Turner Small Cap Fund, Turner Growth Equity Fund, Morgan Grenfell Fixed Income Fund, Morgan Grenfell Municipal Bond Fund and HGK Fixed Income Fund dated May 17, 1994 as originally filed with Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A (File No.

                  33-42484), filed with the Securities and Exchange Commission on June 15, 1994 is incorporated herein by reference to exhibit (9) of Post-Effective Amendment No. 24 filed on February 28, 1996.
(h)(2) Schedule dated November 11, 1996 to Administration Agreement dated November 14, 1991 as Amended and Restated May 17, 1994 adding the CRA Realty Shares Portfolio is incorporated herein by reference to exhibit (9)(a) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on May 22, 1997.
(h)(3) Shareholder Service Plan and Agreement for the Class A Shares of the CRA Realty Shares Portfolio is incorporated herein by reference to exhibit (9)(b) of Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 30, 1997.
(h)(4) Schedule to Amended and Restated Administration Agreement dated May 8, 1995 to the Administration Agreement dated November 14, 1991 as Amended and Restated May 17, 1994 with respect to the FMC Select Fund is incorporated herein by reference to exhibit (9)(d) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1997.
(h)(5) Consent to Assignment and Assumption of Administration Agreement dated June 1, 1996 is incorporated herein by reference to exhibit (9)(f) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1997.
(h)(6) Schedule to the Amended and Restated Administration Agreement adding the MDL Broad Market Fixed Income Fund and the MDL Large Cap Growth Equity Fund incorporated herein by reference to exhibit (9)(f) of Post-Effective Amendment No.32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
(h)(7) Schedule to the Amended and Restated Administration Agreement adding the SAGE Corporate Fixed Bond Fund is incorporated herein by reference to exhibit (9)(g) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
(h)(8) Schedule dated May 19, 1997 to Administration Agreement dated November 14, 1991 between the Advisors' Inner Circle Fund and SEI Financial Management Corporation adding the AIG Money
                  Market Fund is  incorporated  herein by  reference  to exhibit
                  (9)(h) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
(h)(9) Schedule to Administration Agreement relating to the CRA Realty Portfolio is incorporated herein by reference to exhibit (9)(i) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
(h)(10) Shareholder Servicing Agreement for AIG Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A
                  (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
(h)(11) Transfer Agency Agreement dated November 30, 1994 is incorporated herein by reference to exhibit (9)(k) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
(h)(12) Amendment dated August 17, 1998 to the Schedule dated May 8, 1995 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between Registrant and SEI Financial Management Corporation is incorporated herein by reference to exhibit (h)(12) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 29, 1998.
(h)(13) Assignment and Assumption Agreement dated February 27, 1998 between Registrant and Oak Associates Funds is incorporated herein by reference to exhibit (h)(13) of Post-Effective
                  Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 29, 1998.
(h)(14) Amended Schedule dated March 15, 1999 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994, relating to LSV Value Equity Fund, between Registrant and SEI Fund Resources is incorporated by reference to exhibit (h)(14) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 25, 2000.
(h)(15) Amended Schedule dated August 15, 1999 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994, relating to HGK Fixed Income Fund, HGK Equity Value Fund and HGK Mid Cap Value Fund, between Registrant and SEI Investments Mutual Funds Services is incorporated by reference to exhibit (h)(15) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 25, 2000.
(h)(16) Administration Agreement dated August 20, 1999 between Registrant, LSV Asset Management and Fidelity Brokerage Services, Inc. and National Financial Services Corporation is incorporated by reference to exhibit (h)(16) of Post-Effective Amendment No.39 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 25, 2000.
(h)(17) Amended Schedule dated December 1, 1999 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994, relating CRA Realty Shares Portfolio, between Registrant and SEI Fund Resources is incorporated by reference to exhibit (h)(17) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 25, 2000.

(h)(18) Amendment dated August 18, 1999 to the Operating Agreement dated January 5, 1996, relating to LSV Value Equity Fund, between the Registrant, LSV Asset Management and Charles Schwab & Co, Inc. is incorporated by reference to exhibit
                  (h)(18) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 25, 2000.
(h)(19) Schedule dated May 19, 2000 to the Administration Agreement dated November 14, 1991 between the Registrant and SEI Investments Mutual Funds Services relating to the AIG Money Market Fund is incorporated herein by reference to exhibit
                  (h)(19) of the Registrant's Post-Effective Amendment No. 40 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on July 17, 2000.
(h)(20) Schedule dated May 22, 2000 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services relating to the FMC Select and Strategic Value Funds is incorporated herein by reference to exhibit (h)(20) of the Registrant's Post-Effective Amendment No. 40 on Form N-1A (File No.33-42484) filed with the Securities and Exchange Commission on July 17, 2000.
(h)(21) Transfer Agency and Services Agreement dated October 1, 2000, between the Registrant and Forum Shareholder Services, LLC, is incorporated herein by reference to exhibit (h)(21) of the Registrant's Post-Effective Amendment No. 41 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on December 13, 2000.
(h)(22) Schedule to the Administration Agreement between Registrant and SEI Investments Mutual Funds Services relating to the GLB Aggressive Growth Fund is incorporated herein by reference to exhibit (h)(22) of the Registrant's Post-Effective Amendment No. 41 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on December 13, 2000.
(h)(23) Schedule to the Administration Agreement between Registrant and SEI Investments Mutual Funds Services relating to the Sterling Partners' Balanced Portfolio and Sterling Partners' Small Cap Value Portfolio is incorporated herein by reference to exhibit (h)(23) of the Registrant's Post-Effective Amendment No. 42 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 26, 2001.
(h)(24) Schedule to the Administration Agreement between Registrant and SEI Investments Mutual Funds Services relating to the Toews S&P 500 Hedged Index Portfolio and Toews NASDAQ 100 Hedged Index Portfolio is incorporated herein by reference to exhibit (h)(24) of the Registrant's Post-Effective Amendment No. 42 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 26, 2001.
(h)(25) LSV Asset Management Contractual Fee Waiver Agreement is incorporated herein by reference to exhibit (h)(25) of the Registrant's Post-Effective Amendment No. 49 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 28, 2002.
(h)(26) HGK Asset Management Contractual Fee Waiver Agreement is incorporated herein by reference to exhibit (h)(26) of the

                  Registrant's Post-Effective Amendment No. 49 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 28, 2002.
(h)(27) Schedule dated May 21, 2001 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Fund Resources is incorporated herein by reference to exhibit (h)(27) of the Registrant's Post-Effective Amendment No. 46 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on June 22, 2001.
(h)(28) Toews Corporation Contractual Fee Waiver Agreement is incorporated herein by reference to exhibit (h)(28) of the Registrant's Post-Effective Amendment No. 49 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 28, 2002.
(h)(29) Cooke & Bieler, L.P. Contractual Fee Waiver Agreement is incorporated herein by reference to exhibit (h)(29) of the Registrant's Post-Effective Amendment No. 49 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 28, 2002.
(h)(30) Prospect Asset Management Contractual Fee Waiver Agreement is incorporated herein by reference to exhibit (h)(30) of the Registrant's Post-Effective Amendment No. 49 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 28, 2002.
(h)(31) Schedule, dated February 20, 2002, to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the Sirach Portfolios is incorporated herein by reference to exhibit (h)(31) of Post-Effective Amendment No.51 filed on June 14, 2002.
(h)(32) Schedule to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the TS&W Portfolios is incorporated herein by reference to exhibit (h)(32) of Post-Effective Amendment No.55 filed on August 30, 2002.
(h)(33) Schedule, dated February 20, 2002, to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the ICM Small Company Portfolio is incorporated herein by reference to exhibit (h)(33) of Post-Effective Amendment No.51 filed on June 14, 2002.
(h)(34) Schedule to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the Analytic Portfolios is incorporated herein by reference to exhibit (h)(34) of Post-Effective Amendment No.55 filed on August 30, 2002.
(h)(35) Schedule, dated February 20, 2002, to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the Cambiar Opportunity Portfolio is incorporated herein by reference to exhibit (h)(35) of Post-Effective Amendment No.51 filed on June 14, 2002.
(h)(36) Schedule to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the Chicago Asset Management Value Portfolio is incorporated herein by reference to exhibit (h)(36) of Post-Effective Amendment No.55 filed on August 30, 2002.
 (h)(37) Schedule, dated February 20, 2002, to the Administration Agreement dated November 14, 1991 as amended and restated May

                  17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the FMA Small Company Portfolio is incorporated herein by reference to exhibit (h)(37) of Post-Effective Amendment No.51 filed on June 14, 2002.
(h)(38) Schedule, dated February 20, 2002, to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the Rice, Hall, James Portfolios is incorporated herein by reference to exhibit (h)(38) of Post-Effective Amendment No.51 filed on June 14, 2002.
(h)(39) Schedule to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the Independence Small Cap Portfolio is incorporated herein by reference to exhibit (h)(39) of Post-Effective Amendment No.55 filed on August 30, 2002.
(h)(40) Schedule, dated February 20, 2002, to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the Acadian Emerging Markets
                  Portfolio  is  incorporated  herein by  reference  to  exhibit
                  (h)(40) of Post-Effective Amendment No.51 filed on June 14, 2002.
(h)(41) Schedule, dated February 20, 2002, to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the McKee International Equity Portfolio is incorporated herein by reference to exhibit
                  (h)(41) of Post-Effective Amendment No.51 filed on June 14, 2002.
(h)(42) Schedule to the Transfer Agency Agreement between the Registrant and DST Systems, Inc. pertaining to the Sirach Growth, Sirach Equity, Sirach Special Equity, Sirach Bond, Sirach Strategic Balanced, Rice, Hall James Micro Cap, Rice, Hall James Small/Mid Cap, McKee International Equity, TS&W Equity, TS&W Fixed Income, TS&W International Equity, Analytic Defensive Equity, Analytic International, Analytic Short-Term Income, FMA Small Company, ICM Small Company, Cambiar Opportunity, Independence Small Cap, Acadian Emerging Markets and Chicago Asset Management Value Portfolios is incorporated herein by reference to exhibit (h)(42) of Post-Effective Amendment No.51 filed on June 14, 2002.
(h)(43) Form of Schedule, dated August 12, 2002, to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the Commerce Capital Government Money Market Fund is incorporated herein by reference to exhibit (h)(43) of Post-Effective Amendment No.56 filed on September 13, 2002.
(h)(44) Form of Schedule, dated August 12, 2002, to the Administration Agreement dated November 14, 1991 as amended and restated May

                  17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the McKinley Large Cap Growth Fund is incorporated herein by reference to exhibit (h)(44) of Post-Effective Amendment No.56 filed on September 13, 2002.
(h)(45) Form of Schedule, dated September 17, 2002, to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the Chartwell Large Cap Value Fund and Chartwell Small Cap Value Fund is
                  incorporated herein by reference to exhibit (h)(45) of Post-Effective Amendment No.56 filed on September 13, 2002.
(i)               Not Applicable
(j)               Not Applicable.
(k)               Not Applicable.
(l)               Not Applicable.
(m)(1)            Distribution  Plan  for The  Advisors'  Inner  Circle  Fund is
                  incorporated  herein  by  reference  to  exhibit  (m)  of  the
                  Registrant's Post-Effective Amendment No. 41 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on December 13, 2000.
(m)(2) Distribution and Shareholder Servicing Plan for the Toews Funds is incorporated herein by reference to exhibit (m)(2) of the Registrant's Post-Effective Amendment No. 42 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 26, 2001.
(m)(3) Form of Distribution Plan for the Chartwell Large Cap Value Fund and the Chartwell Small Cap Value Fund is incorporated herein by reference to exhibit (m)(3) of Post-Effective Amendment No.56 filed on September 13, 2002.
(n)               Not Applicable.
(o)(1) Rule 18f-3 Plan for The Advisors' Inner Circle Fund is incorporated herein by reference to exhibit (o) of the
                  Registrant's Post-Effective Amendment No. 42 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 26, 2001.
(o)(2) Amended and restated Rule 18f-3 Plan for The Advisors' Inner Circle Fund is incorporated herein by reference to exhibit
                  (o)(2) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.
(p)(1) Revised SEI Investments Company Code of Ethics and Insider Trading Policy is incorporated herein by reference to exhibit
                  (p)(1) of the Registrant's Post-Effective Amendment No. 46 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on June 22, 2001.
 (p)(2) The Advisors' Inner Circle Fund Code of Ethics is incorporated herein by reference to exhibit (p)(10) of The Arbor Fund's Post-Effective Amendment No. 28 on Form N-1A (File No.33-50718) filed with the Securities and Exchange Commission on May 30, 2000.
(p)(3) AIG Capital Management Corp. Code of Ethics is incorporated herein by reference to exhibit (p)(3) of the Registrant's Post-Effective Amendment No. 40 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on July 17, 2000.

(p)(4)            Clarion CRA  Securities,  LP,  Code of Ethics is  incorporated herein by  reference  to  exhibit  (p)(4) of the  Registrant's
                  Post-Effective Amendment No. 40 on Form N-1A (File No.33-42484) filed with the Securities and Exchange Commission on July 17, 2000.
(p)(5) First Manhattan Co. Code of Ethics is incorporated herein by reference to exhibit (p)(5) of the Registrant's Post-Effective Amendment No. 40 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on July 17, 2000.
(p)(6)            HGK Asset  Management,  Inc.,  Code of Ethics is  incorporated herein by reference to exhibit (p)(6) of the Registrant's Post-Effective Amendment No. 40 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on July 17, 2000.
(p)(7) LSV Asset Management, L.P., Code of Ethics is incorporated herein by reference to exhibit (p)(9) of SEI Institutional Managed Trust's Post-Effective Amendment No. 33 on Form N-1A (File No. 33-9504) filed with the Securities and Exchange Commission on July 3, 2000.
(p)(8) MDL Capital Management, Inc., Code of Ethics is incorporated herein by reference to exhibit (p)(8) of the Registrant's Post-Effective Amendment No. 40 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on July 17, 2000.
(p)(9) Sterling Capital Management Company Code of Ethics is incorporated herein by reference to exhibit (p)(9) of the Registrant's Post-Effective Amendment No. 41 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on December 13, 2000.
(p)(10) Toews Corporation Code of Ethics is incorporated herein by reference to exhibit (p)(10) of the Registrant's Post-Effective Amendment No. 42 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 26, 2001.
(p)(11) Prospect Asset Management Code of Ethics is incorporated herein by reference to exhibit (p)(11) of the Registrant's Post-Effective Amendment No. 42 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on June 22, 2001.
(p)(12) Synovus Funds Investment Advisors Code of Ethics is incorporated herein by reference to exhibit (p)(12) of the Registrant's Post-Effective Amendment No. 49 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 28, 2002.
(p)(13) Steinberg Priest Capital Management Co., Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(13) of the Registrant's Post-Effective Amendment No. 49 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 28, 2002.
(p)(14) Cooke & Bieler, L.P. Code of Ethics is incorporated herein by reference to exhibit (p)(14) of the Registrant's Post-Effective Amendment No. 49 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 28, 2002.
(p)(15) Acadian Asset Management, Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(15) of Post-Effective

                  Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.
(p)(16) Analytic Investors, Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(16) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A
                  (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.
(p)(17) Cambiar Investors LLC Code of Ethics is incorporated herein by reference to exhibit (p)(17) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.
(p)(18) Chicago Asset Management Company Code of Ethics is incorporated herein by reference to exhibit (p)(18) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.
(p)(19) Fiduciary Management Associates Code of Ethics is incorporated herein by reference to exhibit (p)(19) of Post-Effective
                  Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.
(p)(20) Independence Investment, LLC Code of Ethics is incorporated herein by reference to exhibit (p)(20) of Post-Effective
                  Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.
(p)(21) Investment Counselors of Maryland, LLC Code of Ethics is incorporated herein by reference to exhibit (p)(21) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.
(p)(22) C.S. McKee, LLP Code of Ethics is incorporated herein by reference to exhibit (p)(22) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.
(p)(23) Rice, Hall, James & Associates Code of Ethics is incorporated herein by reference to exhibit (p)(23) of Post-Effective
                  Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.
(p)(24) Sirach Capital Management, Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(24) of Post-Effective
                  Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.
(p)(25)           Thompson,   Siegel  &  Walmsley,   Inc.   Code  of  Ethics  is
                  incorporated herein by reference to exhibit (p)(25) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.
(p)(26)           McKinley   Capital   Management,   Inc.   Code  of  Ethics  is
                  incorporated herein by reference to exhibit (p)(26) of Post-Effective Amendment No. 54 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on August 16, 2002.

(p)(27) Chartwell Investment Partners Code of Ethics is filed herein by reference to exhibit (p)(27) of the Registrant's Post-Effective Amendment No. 57 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on September 27, 2002.
(q)(1)            Powers of  Attorney  for John T.  Cooney,  William  M.  Doran,
                  Robert A. Nesher, Eugene B. Peters, Robert A. Patterson, George J. Sullivan, James M. Storey, and James R. Foggo are incorporated herein by reference to exhibit (q) of the
                  Registrant's Post-Effective Amendment No. 41 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on December 13, 2000.
(q)(2) Power of Attorney for Jennifer Spratley is incorporated herein by reference to exhibit (q)(2) of the Registrant's
                  Post-Effective Amendment No. 43 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 28, 2001.

Item 24.  Persons Controlled by or under Common Control with Registrant

Not Applicable.

Item 25.  Indemnification:

         Article VIII of the Agreement and Declaration of Trust filed as Exhibit
(a) to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.  Business and Other Connections of Investment Adviser:

         Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the Adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

HGK ASSET MANAGEMENT, INC.
HGK Asset Management, Inc. is the investment adviser for the HGK Fixed Income Fund. The principal address of HGK Asset Management, Inc. is Newport Tower, 525 Washington Blvd., Jersey City, NJ 07310.

----------------------------------------------------------------------------------------------------------------------
Name and Position with Investment              Name of Other Company                  Connection with Other Company
Adviser
----------------------------------------------------------------------------------------------------------------------
Jeffrey Theodore Harris, Managing
Director (Fixed Income)                                   --                                     --
----------------------------------------------------------------------------------------------------------------------
Joseph Edward Kutzel, Managing
Director (Marketing)                                      --                                     --
----------------------------------------------------------------------------------------------------------------------
Michael Pendergast, Managing Director,
Senior Equity Manager                                     --                                     --
----------------------------------------------------------------------------------------------------------------------
Gregory Walter Lobo, Managing
Director, Senior Fixed Income Manager                     --                                     --
----------------------------------------------------------------------------------------------------------------------
Arthur Ettore Coia, II, Managing
Director, Mid Cap Equity Manager
----------------------------------------------------------------------------------------------------------------------

AIG CAPITAL MANAGEMENT CORP.
AIG Capital Management Corp. is the investment adviser for the AIG Money Market Fund. The principal address of AIG Capital Management Corp. is 70 Pine Street, New York, NY 10270.

----------------------------------------------------------------------------------------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
----------------------------------------------------------------------------------------------------------------------
William Naughton Dooley, Director        American International Group, Inc.     Senior Vice President of Financial
                                         AIG Global Investment Corp (Europe)    Services
                                         Ltd.                                   Director

                                                                                Various Positions with AIG
                                                                                subsidiaries and affiliates
----------------------------------------------------------------------------------------------------------------------
Ronald Alan Latz, Director               American International Group, Inc.     Chief Financial Officer of Financial
                                                                                Services Division

                                                                                Various Positions with AIG
                                                                                subsidiaries and affiliates
----------------------------------------------------------------------------------------------------------------------
Carol A. McFate, Director                American International Group, Inc.     Treasurer & Vice President

                                                                                Various Positions with AIG
                                                                                subsidiaries and affiliates
----------------------------------------------------------------------------------------------------------------------
Win Jay Neuger, Director and Chairman,   AIG Global Investment Corp.            Director, Chairman, CEO, CIO
CIO                                                                             Director
                                         AIG Asset Management, Ltd.             Director
                                         AIG Global Investment Group, Inc.
                                         AIG International Group, Inc.          Senior Vice President, Chief
                                                                                Investment Officer
                                         AIG Investment Corp, (Europe), Ltd.    Director

                                                                                Various Positions with AIG
                                                                                subsidiaries and affiliates
----------------------------------------------------------------------------------------------------------------------
Helen Stefanis, Director, President      AIG Structured Products, Inc.          Vice President
                                         AIGTI, Inc.                            Vice President
                                         AIG Equity Sales Corp.                 Director
----------------------------------------------------------------------------------------------------------------------
Richard S. Biegen, Compliance Officer    AIG Global Investment Group, Inc.      Vice President
----------------------------------------------------------------------------------------------------------------------
Neil Friedman,                           AIG Funding, Inc.                      Vice President
Vice President, Comptroller              AIGTI, Inc.                            Vice President
                                         AIG Capital Partners, Inc.             Vice President
                                         AIG Brandes, LLC                       Assistant Treasurer
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
George Coheleach, Vice President,        AIG Funding, Inc.                      Vice President
Senior Portfolio Manager                 AIGTI, Inc.                            Vice President
----------------------------------------------------------------------------------------------------------------------
Edward Jay Lieber, Vice President,       AIG Funding, Inc.                      Vice President
Portfolio Manager                        AIGTI, Inc.                            Vice President
----------------------------------------------------------------------------------------------------------------------
Matthew Cabezas-Buhse, Assistant         AIG Funding, Inc.                      Assistant Portfolio Manager
Portfolio Manager
----------------------------------------------------------------------------------------------------------------------
Peter Michael Yu,                        AIG Capital Partners, Inc.             Director, CEO, President
Managing Director, Vice President                                               Various Positions with AIG
                                                                                subsidiaries and affiliates
----------------------------------------------------------------------------------------------------------------------

FIRST MANHATTAN CO.
First Manhattan Co. is the investment adviser for the FMC Select Fund. The principal address of First Manhattan Co. is 437 Madison Avenue, New York, NY 10022.

----------------------------------------------------------------------------------------------------------------------
Name and Position with Investment             Name of Other Company                  Connection with Other Company
Adviser
----------------------------------------------------------------------------------------------------------------------
David Sanford Gottesman, General                   Sequa Corporation                  Member, Board of Directors
Partner
----------------------------------------------------------------------------------------------------------------------
Daniel Rosenbloom, General Partner                        --                                      --
----------------------------------------------------------------------------------------------------------------------
Jack H. Varon, General Partner                            --                                      --
----------------------------------------------------------------------------------------------------------------------
Allan Howard Glick, General Partner                       --                                      --
----------------------------------------------------------------------------------------------------------------------
Bernard C. Groveman, General Partner                      --                                      --
----------------------------------------------------------------------------------------------------------------------
Charles M. Rosenthal, General Partner                     --                                      --
----------------------------------------------------------------------------------------------------------------------
David M. Manischewitz, General Partner                    --                                      --
----------------------------------------------------------------------------------------------------------------------
Arthur Joel Stainman, General Partner                     --                                      --
----------------------------------------------------------------------------------------------------------------------
John R. Loomis, General Partner                           --                                      --
----------------------------------------------------------------------------------------------------------------------
Michael P. Helmick, General Partner                       --                                      --
----------------------------------------------------------------------------------------------------------------------
Robert W. Gottesman, General Partner                      --                                      --
----------------------------------------------------------------------------------------------------------------------
A. Byron Nimocks, III, General Partner                    --                                      --
----------------------------------------------------------------------------------------------------------------------
Neal K. Stearns, General Partner,                         --                                      --
General Counsel
----------------------------------------------------------------------------------------------------------------------
Carrol A. Muccia, Jr., General Partner                    --                                      --
----------------------------------------------------------------------------------------------------------------------
Richard A. Pearl, General Partner                         --                                      --
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
Keith B. Josephson, General Partner                       --                                      --
----------------------------------------------------------------------------------------------------------------------
William F. Guardenier, General Partner                    --                                      --
----------------------------------------------------------------------------------------------------------------------
Todd W. Green, General Partner                            --                                      --
----------------------------------------------------------------------------------------------------------------------
Samuel Flug Colin, General Partner                        --                                      --
----------------------------------------------------------------------------------------------------------------------
Jay Vodofsky, General Partner                             --                                      --
----------------------------------------------------------------------------------------------------------------------

CLARION CRA SECURITIES, L.P.
Clarion CRA Securities, L.P. (formerly CRA Real Estate Securities, L.P.) is the investment adviser for the CRA Realty Shares Portfolio. The principal address of Clarion CRA Securities, L.P. is Suite 205, 259 North Radnor-Chester Road, Radnor, PA 19087.


----------------------------------------------------------------------------------------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
----------------------------------------------------------------------------------------------------------------------
Thomas Ritson Ferguson, III, Managing                     --                                     --
Director
----------------------------------------------------------------------------------------------------------------------
Jarrett Burt Kling, Managing Director                     --                                     --
----------------------------------------------------------------------------------------------------------------------
Kenneth Dale Campbell, Managing                           --                                     --
Director
----------------------------------------------------------------------------------------------------------------------
John Alexander Weisz, President          Clarion Partners, LLC                  President
----------------------------------------------------------------------------------------------------------------------
Stephen Joel Furnary, Chairman           Clarion Partners, LLC                  Chairman
----------------------------------------------------------------------------------------------------------------------
Charles Grossman, Executive Vice         Clarion Partners, LLC                  Executive Vice President
President
----------------------------------------------------------------------------------------------------------------------
Arnoldus Wilhelm Veenhuysen, Managing    Clarion Partners, LLC                  Managing Director
Director
----------------------------------------------------------------------------------------------------------------------
Sherry Lynn Rexroad, Director                             --                                     --
----------------------------------------------------------------------------------------------------------------------


LSV ASSET MANAGEMENT COMPANY
LSV Asset Management Company is an investment adviser for the LSV Value Equity Fund. The address of LSV Asset Management Company is 200 West Madison Street, Chicago, Illinois 60606. LSV Asset Management Company is an investment adviser registered under the Advisers Act.


---------------------------------------- -------------------------------------- --------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
----------------------------------------------------------------------------------------------------------------------
Josef Lakonishok, CEO, Portfolio                University of Illinois                  Professor of Finance
Manager
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
Robert Vishny, Partner, Portfolio                University of Chicago                  Professor of Finance
Manager
----------------------------------------------------------------------------------------------------------------------
Menno Vermeulen, Partner, Portfolio                       --                                     --
Manager
----------------------------------------------------------------------------------------------------------------------
Tremaine Atkinson, Partner, COO                           --                                     --
----------------------------------------------------------------------------------------------------------------------
Christopher LaCroix, Partner, Managing
Director of Business Development                          --                                     --
----------------------------------------------------------------------------------------------------------------------
SEI Funds, Inc., General Partner                          --                                     --
----------------------------------------------------------------------------------------------------------------------
Andrei Shleifer, Partner                          Harvard University                   Professor of Economics
----------------------------------------------------------------------------------------------------------------------

STERLING CAPITAL MANAGEMENT COMPANY
Sterling Capital Management Company is the investment adviser to the Sterling Capital Balanced Portfolio and Sterling Capital Small Cap Value Portfolio. The principal address of Sterling Capital Management Company, is One First Union Center, 301 S. College Street, Suite 3200, Charlotte, North Carolina 28202.

----------------------------------------------------------------------------------------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
----------------------------------------------------------------------------------------------------------------------
Mark Whitaker Whalen, President and                       --                                     --
Director
----------------------------------------------------------------------------------------------------------------------
David Michael Ralston, Ex. Vice                           --                                     --
President and Director
----------------------------------------------------------------------------------------------------------------------
Alexander Worth McAlister, Sr. Vice                       --                                     --
President
----------------------------------------------------------------------------------------------------------------------
Mary Dupere Chaney, Vice President and                    --                                     --
Treasurer, Secretary
----------------------------------------------------------------------------------------------------------------------
Mary Weeks Fountain, Vice                                 --                                     --
President/Fixed Income Portfolio Mgr.
----------------------------------------------------------------------------------------------------------------------
James Finrey Eaterlin, Sr. Vice          Legg Mason                             Vice President/Equity Analyst (1/98)
President/Equity Portfolio Manager
----------------------------------------------------------------------------------------------------------------------
Eduardo Alejandro Brea, Sr. Vice                          --                                     --
President/Equity Portfolio Mgr.
----------------------------------------------------------------------------------------------------------------------

TOEWS CORPORATION
Toews Corporation is the investment adviser to the Toews S&P 500 Hedged Index Portfolio and Toews Nasdaq-100 Hedged Index Portfolio. The principal address of Toews Corporation is 1500 Market Street, 12th Floor, East Tower, Philadelphia, PA 19102.

----------------------------------------------------------------------------------------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
----------------------------------------------------------------------------------------------------------------------
Michael T. DiMarco, Associated Person                     --                                     --
----------------------------------------------------------------------------------------------------------------------
Phillip R. Toews, President                               --                                     --
----------------------------------------------------------------------------------------------------------------------
Alex J. Rigolizzo, Associated Person                      --                                     --
----------------------------------------------------------------------------------------------------------------------
Randall D. Schroeder, Associated Person                   --                                     --
----------------------------------------------------------------------------------------------------------------------

PROSPECT ASSET MANAGEMENT, INC.
Prospect Asset Management, Inc. is the investment adviser to the Prospect Japan Fund. The principal address of Prospect Asset Management is 6700 Kalanianaole Highway, Suite 122, Honolulu, HI 96825.

----------------------------------------------------------------------------------------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
----------------------------------------------------------------------------------------------------------------------
Curtis Freeze                                             --                                     --
----------------------------------------------------------------------------------------------------------------------

SYNOVUS FUND INVESTMENT ADVISORS
Synovus Fund Investment Advisors is the investment adviser to the Synovus Large Cap Core Equity Fund, Synovus Mid Cap Value Fund, Synovus Fixed Income Fund and Synovus Georgia Tax-Free Municipal Bond Fund. The principal address of Synovus Fund Investment Advisors is P.O. Box 23024, Columbus, GA 31902-1313.

----------------------------------------------------------------------------------------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
----------------------------------------------------------------------------------------------------------------------
Bill Perkins                             Synovus Securities, Inc.               CEO
Director                                 Synovus Trust Company                  Director
----------------------------------------------------------------------------------------------------------------------
George Flowers                           Synovus Trust Company                  President
President
----------------------------------------------------------------------------------------------------------------------
Mark J. Brown                            Synovus Trust Company                  Senior Vice-President & CIO since
Senior Vice-President                                                           1996
----------------------------------------------------------------------------------------------------------------------
Walter M. Deriso                         Security Bank and Trust                President & CEO (Jan. 1991-1997)
Chairman                                                                        Vice Chairman Jan. 1997-present
                                         Synovus Financial Corp.
----------------------------------------------------------------------------------------------------------------------
A. Daniel Mallard                        Synovus Securities, Inc.               President
----------------------------------------------------------------------------------------------------------------------

STEINBERG PRIEST CAPITAL MANAGEMENT CO., INC
Steinberg Priest Capital Management Co., Inc is the investment adviser to the Synovus Mid Cap Value Fund. The principal address of Steinberg Priest Capital Management Co., Inc is 12 East 49th Street, Suite 1202, New York, New York 10017.

----------------------------------------------------------------------------------------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
----------------------------------------------------------------------------------------------------------------------
Michael A. Steinberg                     Michael A. Steinberg & Co., Inc.       President, Secretary, Treasurer and
President, Secretary, Treasurer and                                             Director since 1982
Director
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
Steven L. Feld                           Financial Clearing Services Corp.      Vice President June 1985-January 1990
Vice President                           Michael A. Steinberg & Co., Inc.       Vice President since August 1990
----------------------------------------------------------------------------------------------------------------------
Virginia C. Clark                        Merrill Lynch, Pierce, Fenner & Smith  Block Trader July 1975-October 1986
Head Trader                              Michael A. Steinberg & Co., Inc.       Head Trader since October 1986
----------------------------------------------------------------------------------------------------------------------
Janet Kappenberg Navon                   Atlantic Asset Management Partners     Senior Vice President & Portfolio
Portfolio Manager & Analyst              LLC                                    Strategist July 1995-May 1998
----------------------------------------------------------------------------------------------------------------------
William W. Priest, Jr., Managing         BEA Associates                         CEO, Chairman of the Executive
Partner, Portfolio Manager                                                      Committee, Managing Director and
                                                                                Portfolio Manager June 1992-Dec. 1997
                                                                                CEO, Chairman of the Managing
                                                                                Committee, Managing Director and
                                         Credit Suisse Asset Management, LLC    Portfolio Manager January 1998 -
                                                                                April 2000
----------------------------------------------------------------------------------------------------------------------
David N. Pearl, Managing Director,       ING Baring Furman Selz                 Managing Dircetor, from 1997-2001
Portfolio Manager                                                               Senior Portfolio Manager from 1994
                                         Citibank Global Asset Management       to 1997
----------------------------------------------------------------------------------------------------------------------
Orest B. Stelmach, Managing Director,    The Carlyle Group                      Managing Director and High Yield
Portfolio Manager                                                               Portfolio Manager from 1999 to 2001
                                                                                Senior Vice President and CIO from
                                         TIG Holdings, Inc.                     1993 to 1999
----------------------------------------------------------------------------------------------------------------------
Joseph W. Donaldson, Director, Senior    First Manhattan Co.                    Equity Analyst from 1999 to 2001
Analyst                                                                         Senior Analyst in 1998
                                         ING Baring Furman Selz
----------------------------------------------------------------------------------------------------------------------

COOKE & BIELER, LP
Cooke & Bieler, LP is the investment  adviser to the C&B Equity  Portfolio,  C&B
Equity Portfolio for Taxable Investors and C&B Mid Cap Equity Portfolio. The principal address of Cooke & Bieler, LP is 1700 Market Street, Philadelphia, PA 19103.

----------------------------------------------------------------------------------------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
----------------------------------------------------------------------------------------------------------------------
Sam Ballam III -  Partner                        Cooke & Bieler, Inc.                         Principal
----------------------------------------------------------------------------------------------------------------------
Kermit S. Eck-  Partner                          Cooke & Bieler, Inc.                         Principal
----------------------------------------------------------------------------------------------------------------------
John J.Medveckis-  Partner                       Cooke & Bieler, Inc.                         Principal
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
Michael M. Meyer-  Partner                       Cooke & Bieler, Inc.                         Principal
----------------------------------------------------------------------------------------------------------------------
James R. Norris-  Partner                        Cooke & Bieler, Inc.                         Principal
----------------------------------------------------------------------------------------------------------------------
James R. O'Neal-  Partner                        Cooke & Bieler, Inc.                         Principal
----------------------------------------------------------------------------------------------------------------------
Bruce A. Smith-  Partner                         Cooke & Bieler, Inc.                         Principal
----------------------------------------------------------------------------------------------------------------------
Mehul Trivedi-  Partner                          Cooke & Bieler, Inc.                         Associate
----------------------------------------------------------------------------------------------------------------------

INVESTMENT COUNSELORS OF MARYLAND, LLC
Investment Counselors of Maryland, LLC is the investment adviser to the ICM Small Company Portfolio. The principal address of Investment Counselors of Maryland, LLC is 803 Cathedral Street, Baltimore, Maryland 21201.


----------------------------------------------------------------------------------------------------------------------
                               POSITION WITH                                        CONNECTION WITH OTHER
    NAME                       INVESTMENT ADVISER      NAME OF OTHER COMPANY        COMPANY
----------------------------------------------------------------------------------------------------------------------
    Stuart M. Christhilf, III  Principal - Director              NA                           NA
----------------------------------------------------------------------------------------------------------------------
    Donald J. Hoelting         Principal - Director              NA                           NA
----------------------------------------------------------------------------------------------------------------------
    Robert D. McDorman, Jr.    Principal - Director              NA                           NA
----------------------------------------------------------------------------------------------------------------------
    Paul L. Borssuck           Principal                         NA                           NA
----------------------------------------------------------------------------------------------------------------------
    Andrew L. Gilchrist        Principal                         NA                           NA
----------------------------------------------------------------------------------------------------------------------
    William V. Heaphy          Principal                         NA                           NA
----------------------------------------------------------------------------------------------------------------------
    Stephen T. Scott           Principal                         NA                           NA
----------------------------------------------------------------------------------------------------------------------
    Simeon F. Wooten, III      Principal                         NA                           NA
----------------------------------------------------------------------------------------------------------------------
    James F. McAree            Senior Vice President             NA                           NA
----------------------------------------------------------------------------------------------------------------------
    Linda L. Rosatelli         Vice President of Operations      NA                           NA
----------------------------------------------------------------------------------------------------------------------
    E. Matthew Waldron, III    Vice President of Marketing       NA                           NA
----------------------------------------------------------------------------------------------------------------------
    Edward W. Brown, Jr.       Vice President                    NA                           NA
----------------------------------------------------------------------------------------------------------------------
    Elizabeth A. Dannettel     Vice President                    NA                           NA
----------------------------------------------------------------------------------------------------------------------
    Svietlana T. Franke        Vice President                    NA                           NA
----------------------------------------------------------------------------------------------------------------------
    Christine C. Davis         Asst. VP & Operations Mang.       NA                           NA
----------------------------------------------------------------------------------------------------------------------
    Wendy E. Brown             Portfolio Accountant              NA                           NA
----------------------------------------------------------------------------------------------------------------------
    Kanda K. Harp              Marketing Associate               NA                           NA
----------------------------------------------------------------------------------------------------------------------
    Caroline N. Johnson        Marketing Associate               NA                           NA
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
    Joan Bielski               Admin. Assistant                  NA                           NA
----------------------------------------------------------------------------------------------------------------------
    Jamie L. Russell           Admin. Assistant                  NA                           NA
----------------------------------------------------------------------------------------------------------------------
    David C. Hegger            Director                          Old Mutual (US) Holdings,    Senior Vice President
                                                                 Inc.
----------------------------------------------------------------------------------------------------------------------

ACADIAN ASSET MANAGEMENT, INC.
Acadian Asset Management, Inc. is the investment adviser to the Acadian Emerging Markets Portfolio. The principal address of Acadian Asset Management, Inc. is Ten Post Office Square, 8th Floor, Boston, MA 02109.

----------------------------------------------------------------------------------------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
----------------------------------------------------------------------------------------------------------------------
Gary Leonard Bergstrom - Chairman,                       None                                   None
Director & Treasurer
----------------------------------------------------------------------------------------------------------------------
Ronald Dickson Frashure - President &                    None                                   None
Director
----------------------------------------------------------------------------------------------------------------------
Churchill Gibson Franklin - Executive                    None                                   None
Vice President & Director
----------------------------------------------------------------------------------------------------------------------
John Robert Chisholm - Executive Vice                    None                                   None
President & Director
----------------------------------------------------------------------------------------------------------------------
Barry Bennett White - Clerk                              None                                   None
----------------------------------------------------------------------------------------------------------------------
Scott Francis Powers - Member of            Old Mutual U.S. Holdings, Inc.                       CEO
Acadian's board of directors
----------------------------------------------------------------------------------------------------------------------

RICE, HALL, JAMES & ASSOCIATES

Rice, Hall, James & Associates is the investment adviser to the Rice, Hall James Micro Cap Portfolio and Rice, Hall James Small/Mid Cap Portfolio. The principal address of Rice, Hall, James & Associates is 600 West Broadway, Suite 1000, San Diego, CA 92101-3383.


----------------------------------------------------------------------------------------------------------------------
Name and Position with Investment Adviser    Name of Other Company              Connection with Other Company
----------------------------------------------------------------------------------------------------------------------
Thao Buu-Hoan, Partner                                     None
----------------------------------------------------------------------------------------------------------------------
Kevin Hamilton, Partner                         Messner & Smith Investment                Former employer -
                                                        Management                      Joined RHJ 1/22/2002
----------------------------------------------------------------------------------------------------------------------
Charles G. King, Partner                                   None
----------------------------------------------------------------------------------------------------------------------
Peter Krzyzek, Partner                                     None
----------------------------------------------------------------------------------------------------------------------
Thomas  McDowell, Partner                                  None
----------------------------------------------------------------------------------------------------------------------
Gary S. Rice, Partner                                      None
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
Douglas Sheres, Partner                                    None
----------------------------------------------------------------------------------------------------------------------
David P. Tessmer, Partner                                  None
----------------------------------------------------------------------------------------------------------------------
Timothy A. Todaro, Partner                                 None
----------------------------------------------------------------------------------------------------------------------
Patricia A. Urbonya, Partner                               None
----------------------------------------------------------------------------------------------------------------------

C.S. MCKEE, LLP
C.S. McKee, LLP is the investment adviser to the McKee International Equity Portfolio. The principal address of C.S. McKee, LLP is One Gateway Center, Pittsburgh, PA 15222.

----------------------------------------------------------------------------------------------------------------------
Name and Position with Investment Adviser        Name of Other Company                       Connection with Other
                                                                                             Company
----------------------------------------------------------------------------------------------------------------------
Eugene M. Natali, President
----------------------------------------------------------------------------------------------------------------------
Gregory M. Melvin, EVP, CIO                      Dartmouth Capital Advisor's Inc.                   President
----------------------------------------------------------------------------------------------------------------------
Norman S. Allan, Exec. EVP
----------------------------------------------------------------------------------------------------------------------
Lloyd F. Stamy, Jr. , SVP
----------------------------------------------------------------------------------------------------------------------
Joseph A. Buongiorno, SVP
----------------------------------------------------------------------------------------------------------------------
Boyd M. Hanson, VP
----------------------------------------------------------------------------------------------------------------------
Jack P. White, VP
----------------------------------------------------------------------------------------------------------------------
Brian S. Allen, VP
----------------------------------------------------------------------------------------------------------------------
Bryan R. Johanson, VP
----------------------------------------------------------------------------------------------------------------------
Suda Vatsan, VP
----------------------------------------------------------------------------------------------------------------------
Amit Dugar, VP
----------------------------------------------------------------------------------------------------------------------
Robert A. McGee, VP
----------------------------------------------------------------------------------------------------------------------
Nicholas A. Navari, AVP
----------------------------------------------------------------------------------------------------------------------
Christy S. Brenza, VP
----------------------------------------------------------------------------------------------------------------------
William J. Andrews, VP
----------------------------------------------------------------------------------------------------------------------

INDEPENDENCE INVESTMENT, LLC
Independence Investment, LLC is the investment adviser to the Independence Small Cap Portfolio. The principal address of Independence Investment, LLC is 53 State Street, Exchange Place, Boston, MA 02109.

----------------------------------------------------------------------------------------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
----------------------------------------------------------------------------------------------------------------------
Mark C. Lapman, Chairman of the Board
and President
----------------------------------------------------------------------------------------------------------------------
John S. Montgomery, Executive Vice
President
----------------------------------------------------------------------------------------------------------------------
John F. DeSantis, Executive Vice
President
----------------------------------------------------------------------------------------------------------------------
Miriam F. Cooper, Chief Operating
Officer
----------------------------------------------------------------------------------------------------------------------
William P. Callan, Senior Vice
President
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
Bradford S. Greenleaf, Senior Vice
President
----------------------------------------------------------------------------------------------------------------------
Paul F. McManus, Senior Vice President
----------------------------------------------------------------------------------------------------------------------
William S. Baughman, Senior Vice
President
----------------------------------------------------------------------------------------------------------------------
Joanne P. Acford, Director               John Hancock  Life Insurance Company   Senior Vice President and Deputy
                                                                                General Counsel
----------------------------------------------------------------------------------------------------------------------
John M. DeCiccio, Director               John Hancock Financial Services, Inc.  Executive Vice President
                                         John Hancock Life Insurance Company    Executive Vice President and Chief
                                                                                Investment Officer & Director
----------------------------------------------------------------------------------------------------------------------
Maureen R. Ford, Director                John Hancock Financial Services, Inc.  Executive Vice President
                                         John Hancock Life Insurance Company    Executive Vice President
                                         John Hancock Advisers, LLC and The     Chairman, Director and Chief
                                         Berkley Group Executive Officer
                                         John Hancock Funds                     Chairman, President and Chief
                                                                                Executive Officer
----------------------------------------------------------------------------------------------------------------------
Klaus O. Shigley, Director               John Hancock Life Insurance Company    Vice President
----------------------------------------------------------------------------------------------------------------------
Gregory P. Winn, Director                John Hancock Life Insurance Company    Vice President and Treasurer
----------------------------------------------------------------------------------------------------------------------

ANALYTIC INVESTORS, INC.
Analytic Investors, Inc. is the investment adviser to the Analytic Defensive Equity Fund, Analytic International Fund and Analytic Short Term Income Fund. The principal address of Analytic Investors, Inc. is 700 South Flower Street, Suite 400, Los Angeles, CA 90017.

----------------------------------------------------------------------------------------------------------------------
Name and Position with          Name of Other Company                      Connection with Other Company
Investment Adviser
----------------------------------------------------------------------------------------------------------------------
Dr. Roger Glen Clarke,          Ensign Peak Advisors                       President(September 1997-present)
Chairman                        Bonneville Holding Corporation             Director (January 2000-present)
                                Deseret Trust Company                      Director(September 1996- present)
                                Analytic/TSA Investors, Inc.               Chariman (April 1998-January 2001)
                                OHSF Hedge MGP I, Inc.                     Director (November 1999-December 2000)
----------------------------------------------------------------------------------------------------------------------
Harindra de Silva, Director     Analytic US Market Neutral, Ltd.           Director (January 1999- present)
and President                   Analytic US Market Offshore Master, Ltd.   Director (November 2000- present)
                                Analytic/TSA Investors, Inc.
                                                                           President (April 1998- January 2001)
----------------------------------------------------------------------------------------------------------------------
Marie Nastasi Arlt,             Analytic/TSA Investors, Inc.               Treasurer, Principal, Vice President
Treasurer, Vice President,
Chief Operating Officer and
Corporate Secretary
----------------------------------------------------------------------------------------------------------------------
Scott F. Powers, Director       Old Mutual US Holdings, Inc.               Executive Officer
                                Old Mutual Asset Managers (US) LLC         Executive Officer
                                Mellon Institutional
                                                                           Executive Vice President-Sales, Marketing and
                                                                           Product Development
----------------------------------------------------------------------------------------------------------------------

CHICAGO ASSET MANAGEMENT COMPANY
Chicago Asset Management Company is the investment adviser to the Chicago Asset Management Value Portfolio. The principal address of Chicago Asset Management Company is 70 West Madison Street, 56th Floor, Chicago, IL 60602.

----------------------------------------------------------------------------------------------------------------------
                                Position with Investment     Name of Other Company        Connection with Other
Employee Name                   Adviser                                                   Company
----------------------------------------------------------------------------------------------------------------------
Jon F. Holsteen                          Chairman                       None                          N/A
----------------------------------------------------------------------------------------------------------------------
William W. Zimmer                        President                      None                          N/A
----------------------------------------------------------------------------------------------------------------------
Thomas F. Harmon                        Senior V.P.                     None                          N/A
----------------------------------------------------------------------------------------------------------------------
Kevin J. McGrath                        Senior V.P.                     None                          N/A
----------------------------------------------------------------------------------------------------------------------
Donna L. Minnich                        Senior V.P.                     None                          N/A
----------------------------------------------------------------------------------------------------------------------
Todd A. Davis                           Senior V.P.                     None                          N/A
----------------------------------------------------------------------------------------------------------------------
Gary R. Dhein                           Senior V.P.                     None                          N/A
----------------------------------------------------------------------------------------------------------------------
Frank F. Holsteen                       Senior V.P.                     None                          N/A
----------------------------------------------------------------------------------------------------------------------
J. Scott Sindelar                       Senior V.P.                     None                          N/A
----------------------------------------------------------------------------------------------------------------------
Gary J. Kauppila                      Vice President                    None                          N/A
----------------------------------------------------------------------------------------------------------------------
Leslie D. Makovic                     Vice President                    None                          N/A
----------------------------------------------------------------------------------------------------------------------
Michael C. Wolcott                    Vice President                    None                          N/A
----------------------------------------------------------------------------------------------------------------------

CAMBIAR INVESTORS LLC
Cambiar Investors LLC is the investment adviser to the Cambiar Opportunity Fund and the Cambiar International Equity Fund. The principal address of Cambiar Investors LLC is 2401 East Second Street, Suite 400, Denver, CO 80206.

----------------------------------------------------------------------------------------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
----------------------------------------------------------------------------------------------------------------------
Brian M. Barish, President                               None
----------------------------------------------------------------------------------------------------------------------
Nancy H. Wigton, Sr. Vice President                      None
----------------------------------------------------------------------------------------------------------------------
Michael J. Gardner, Vice President               Mountain States Bank           Board of Directors - effective April
                                                                                                2002
----------------------------------------------------------------------------------------------------------------------
Maria L. Azari, Vice President                           None
----------------------------------------------------------------------------------------------------------------------
Anna A. Aldrich, Vice President                          None
----------------------------------------------------------------------------------------------------------------------
Edward W. O'Connor, Vice President                       None
----------------------------------------------------------------------------------------------------------------------
Julie Goodrum, Vice President                            None
----------------------------------------------------------------------------------------------------------------------
Christine M. Simon, Vice President                       None
----------------------------------------------------------------------------------------------------------------------

FIDUCIARY MANAGEMENT ASSOCIATES, INC.
Fiduciary Management Associates, Inc. is the investment adviser to the FMA Small Company Portfolio. The principal address of Fiduciary Management Associates, Inc. is 55 West Monroe Street, Suite 2550, Chicago, IL 60603.

----------------------------------------------------------------------------------------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
----------------------------------------------------------------------------------------------------------------------
Robert F. Carr, III, Chairman and CEO    Greentech Advisory Board-Vista         Director
                                         Petroleum
----------------------------------------------------------------------------------------------------------------------
Anne T. Durkin, Assitstant Vice
President
----------------------------------------------------------------------------------------------------------------------
Terry B. French, Senior Vice President
----------------------------------------------------------------------------------------------------------------------
Michael P. Gasparac, Vice President
----------------------------------------------------------------------------------------------------------------------
Lloyd J. Spicer, Senior Vice President
----------------------------------------------------------------------------------------------------------------------
Robert W. Thornburgh, Executive Vice
President
----------------------------------------------------------------------------------------------------------------------
Kathryn A. Vorisek, President and CIO
----------------------------------------------------------------------------------------------------------------------
Edward S. Borland, Assistant Vice
President
----------------------------------------------------------------------------------------------------------------------

THOMPSON, SIEGEL & WALMSLEY, INC.
Thompson, Siegel & Walmsley, Inc. is the investment adviser to the TS&W Equity, TS&W International Equity and TS&W Fixed Income Portfolios. The principal address of Thompson, Siegel & Walmsley, Inc. is 5000 Monument Avenue, P.O. Box 6883, Richmond, VA 23230.


----------------------------------------------------------------------------------------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

SIRACH CAPITAL MANAGEMENT, INC.
Sirach Capital Management, Inc. is the investment adviser to the Sirach Equity, Sirach Growth, Sirach Special Equity, Sirach Bond and Sirach Strategic Balanced Portfolios. The principal address of Sirach Capital Management, Inc. is 520 Pike Street, Suite 2800, Seattle, WA 95101.

---------------------------------------- -------------------------------------- --------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

COMMERCE CAPITAL MARKETS, INC.
Commerce Capital Markets, Inc. is the investment adviser to the Commerce Capital Government Money Market Fund and the Commerce Capital Treasury Obligations Money Market Fund. The principal address of Commerce Capital Markets, Inc. is One Commerce Square, 2005 Market Street, Suite 200 Philadelphia, PA 19103.

----------------------------------------------------------------------------------------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
----------------------------------------------------------------------------------------------------------------------
Vincent J. Stafford, President/CEO       Commerce Capital Investments, Inc      President/CEO
----------------------------------------------------------------------------------------------------------------------
Douglas J. Pauls, Director               Commerce Bancorp, Inc                  Chief Financial Officer
----------------------------------------------------------------------------------------------------------------------
Terry Malloy, Secretary/CFO              Commerce Capital Investments, Inc      Secretary/CFO
----------------------------------------------------------------------------------------------------------------------
David Thompson, Director                 N/A                                    N/A
----------------------------------------------------------------------------------------------------------------------

MCKINLEY CAPITAL MANAGEMENT, INC.
McKinley Capital Management, Inc. is the investment adviser to the McKinley Capital Large Cap Growth Fund. The principal address of McKinley Capital Management, Inc. is 3301 C Street, Suite 500, Anchorage, Alaska 99503.

----------------------------------------------------------------------------------------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
----------------------------------------------------------------------------------------------------------------------
Robert B. Gillam, President, Chief         1. McKinley Partners, LLC            1. Manager
Investment Officer, Director               2.  McKinley  Offshore  Management,  2. Director
                                           Ltd.                                 3. Registered Representative
                                           3. Williams Financial Group
----------------------------------------------------------------------------------------------------------------------
Diane Wilke, Executive Vice President,     1.  McKinley  Offshore  Management,  1. Director
Chief Operating Officer, Director          Ltd.                                 2. Registered Representative
                                           2. Williams Financial Group
----------------------------------------------------------------------------------------------------------------------
Tamara Leitis, Assistant Vice President    Williams Financial Group             Registered Representative
----------------------------------------------------------------------------------------------------------------------
B. Thomas Willison, Director (Chairman)    None
----------------------------------------------------------------------------------------------------------------------

CHARTWELL INVESTMENT PARTNERS
Chartwell Investment Partners is the investment adviser to the Chartwell Large Cap Value Fund and the Chartwell Small Cap Value Fund. The principal address of Chartwell Investment Partners is 1235 Westlakes Drive, Suite 400, Berwyn, PA 19312.


----------------------------------------------------------------------------------------------------------------------
Name                            Position with Investment     Name of Other Company        Connection with Other
                                Adviser                                                   Company
----------------------------------------------------------------------------------------------------------------------
Edward N. Antoian               Managing Partner, Senior               Zeke LP            General Partner, Portfolio
                                Portfolio Mgr                                                       Manager
----------------------------------------------------------------------------------------------------------------------
                                Partner, Senior Portfolio
George H. Burwell               Mgr
----------------------------------------------------------------------------------------------------------------------
                                Managing Partner, Senior
David C. Dalrymple              Portfolio Mgr
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                Partner, Chief Financial        Chartwell Dividend &            Vice President
G. Gregory Hagar                Officer                           Income Fund, Inc.
----------------------------------------------------------------------------------------------------------------------
                                                                Chartwell Dividend &        President, Chairman and
Winthrop S. Jessup              Managing Partner, Chairman        Income Fund, Inc.                Director
----------------------------------------------------------------------------------------------------------------------
                                Partner, Senior Portfolio
Michael D. Jones                Mgr
----------------------------------------------------------------------------------------------------------------------
Michael J. McCloskey            Managing Partner, President
----------------------------------------------------------------------------------------------------------------------
                                Managing Partner, Senior        Chartwell Dividend &      Vice President and Director
Kevin A. Melich                 Portfolio Mgr                     Income Fund, Inc.
----------------------------------------------------------------------------------------------------------------------
                                Partner, Director of
Michael J. Nalevanko            Equity Trading
----------------------------------------------------------------------------------------------------------------------
                                Managing Partner, Senior
Harold A. Ofstie                Portfolio Mgr
----------------------------------------------------------------------------------------------------------------------
                                Partner, Director of            Chartwell Dividend &            Vice President
Maria E. Pollack                Client Administration             Income Fund, Inc.
----------------------------------------------------------------------------------------------------------------------
                                Managing Partner, Chief         Chartwell Dividend &          Vice President and
Timothy J. Riddle               Executive Officer                 Income Fund, Inc.                Treasurer
----------------------------------------------------------------------------------------------------------------------
                                Managing Partner, Senior        Chartwell Dividend &      Vice President and Director
Bernard P. Schaffer             Portfolio Mgr                     Income Fund, Inc.
----------------------------------------------------------------------------------------------------------------------
                                Partner, Director of Fixed      Chartwell Dividend &            Vice President
Leslie M. Varrelman             Income                            Income Fund, Inc.
----------------------------------------------------------------------------------------------------------------------
Babak Zenouzi                   Partner, Senior Portfolio
                                Mgr
----------------------------------------------------------------------------------------------------------------------

NATIONAL CITY INVESTMENT MANAGEMENT CO.
National City Investment Management Co. is the investment adviser to the UA S&P 500 Index Fund. The principal address of National City Investment Management Co. is 1900 East Ninth Street, Cleveland, OH 44114.

----------------------------------------------------------------------------------------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

Item 27.  Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.


         Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

         SEI Daily Income Trust                                        July 15, 1982
         SEI Liquid Asset Trust                                        November 29, 1982
         SEI Tax Exempt Trust                                          December 3, 1982
         SEI Index Funds                                               July 10, 1985
         SEI Institutional Managed Trust                               January 22, 1987
         SEI Institutional International Trust                         August 30, 1988
         The Advisors' Inner Circle Fund                               November 14, 1991
         STI Classic Funds                                             May 29, 1992
         The Arbor Fund                                                January 28, 1993
         Bishop Street Funds                                           January 27, 1995
         STI Classic Variable Trust                                    August 18, 1995
         SEI Asset Allocation Trust                                    April 1, 1996
         SEI Institutional Investments Trust                           June 14, 1996
         HighMark Funds                                                February 15, 1997
         Armada Funds                                                   March 8, 1997
         Expedition Funds                                              June 9, 1997
         Oak Associates Funds                                          February 27, 1998
         The Nevis Fund, Inc.                                          June 29, 1998
         CNI Charter Funds                                             April 1, 1999
         The Armada Advantage Fund                                     May 1, 1999
         Amerindo Funds Inc.                                           July 13, 1999
         Friends Ivory Funds                                           December 16, 1999
         iShares Inc.                                                  January 28, 2000
         SEI Insurance Products Trust                                  March 29, 2000
         iShares Trust                                                 April 25, 2000
         Pitcairn Funds                                                August 1, 2000
         First Focus Funds, Inc.                                       October 1, 2000
         JohnsonFamily Funds, Inc.                                     November 1, 2000
         The MDL Funds                                                 January 24, 2001
         Causeway Capital Management Trust                             September 20, 2001

         The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                           POSITION AND OFFICE                                          POSITIONS AND OFFICES
NAME                       WITH UNDERWRITER                                             WITH REGISTRANT
----                       -------------------                                          ---------------------

Alfred P. West, Jr.        Director, Chairman of the Board of Directors                          --
Richard B. Lieb            Director, Executive Vice President                                    --
Carmen V. Romeo             Director                                                             --
Mark J. Held               President & Chief Operating Officer                                   --
Dennis J. McGonigle        Executive Vice President                                              --
Robert M. Silvestri        Chief Financial Officer & Treasurer                                   --
Todd Cipperman             Senior Vice President & General Counsel                               --
Carl A. Guarino            Senior Vice President                                                 --
Jack May                   Senior Vice President                                                 --
Kevin P. Robins            Senior Vice President                                                 --
Patrick K. Walsh           Senior Vice President                                                 --
Wayne M. Withrow           Senior Vice President                                                 --
Robert Aller               Vice President                                                        --
                           POSITION AND OFFICE                                          POSITIONS AND OFFICES
NAME                       WITH UNDERWRITER                                             WITH REGISTRANT
----                       ----------------                                             ---------------
John D. Anderson           Vice President & Managing Director                                    --
Timothy D. Barto           Vice President & Assistant Secretary                                  --
Robert Crudup              Vice President & Managing Director                                    --
Richard A. Deak            Vice President & Assistant Secretary                                  --
Scott W. Dellorfano        Vice President & Managing Director                                    --
Barbara Doyne              Vice President                                                        --
Jeff Drennen               Vice President                                                        --
Scott C. Fanatico          Vice President & Managing Director                                    --
Vic Galef                  Vice President & Managing Director                                    --
Steven A. Gardner          Vice President & Managing Director                                    --
Lydia A. Gavalis           Vice President & Assistant Secretary                                  --
Greg Gettinger             Vice President & Assistant Secretary                                  --
Kathy Heilig               Vice President                                                        --
Jeff Jacobs                Vice President                                                        --
Bridget Jensen             Vice President                                                        --
Samuel King                Vice President                                                        --
John Kirk                  Vice President & Managing Director                                    --
Kim Kirk                   Vice President & Managing Director                                    --
John Krzeminski            Vice President & Managing Director                                    --
Karen LaTourette           Secretary                                                             --
Alan H. Lauder             Vice President                                                        --
Paul Lonergan              Vice President & Managing Director                                    --
Ellen Marquis              Vice President                                                        --
Christine M. McCullough    Vice President & Assistant Secretary                                  --
Carolyn McLaurin           Vice President & Managing Director                                    --
Mark Nagle                 Vice President                                                        --
Joanne Nelson              Vice President                                                        --
Rob Redican                Vice President                                                        --
Maria Rinehart             Vice President                                                        --
Steve Smith                Vice President                                                        --
Daniel Spaventa            Vice President                                                        --
Kathryn L. Stanton         Vice President                                                        --
Sherry K. Vetterlein       Vice President & Assistant Secretary                                  --
Lori L. White              Vice President & Assistant Secretary                                  --
William E. Zitelli, Jr.    Vice President & Assistant Secretary                                  --

Item 28.  Location of Accounts and Records:

         Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

         (a) With respect to Rules 31a-1(a);  31a-1(b)(1);  (2)(a) and (b); (3);
(6); (8); (12); and 31a-I (d), the required books and records are maintained at the offices of Registrant's Custodian:


                  First Union National Bank      Union Bank of California
                  125 Broad Street               475 Sansome Street, 15th Floor
                  Philadelphia, PA 19109         San Francisco, California 94111

         (b)/(c) With respect to Rules 31a-1(a);  31a-1  (b)(1),(4);  (2)(C) and
(D); (4); (5); (6); (8); (9); (10);  (11); and 31a-1(f),  the required books and records are maintained at the offices of Registrant's Administrator:


                  SEI Investments Mutual Funds Services
                  Oaks, PA 19456

         (c) With  respect to Rules 31a-1  (b)(5),  (6),  (9) and (10) and 31a-1
(f), the required books and records are maintained at the offices of the Registrant's Advisers:

                  HGK Asset Management, Inc.
                  Newport Tower
                  525 Washington Blvd.
                  Jersey City, NJ 07310

                  AIG Capital Management Corp.
                  70 Pine Street
                  20th Floor
                  New York, NY  10270

                  First Manhattan Co.
                  437 Madison Avenue
                  New York, NY  10022-7022

                  CRA Real Estate Securities L.P.
                  Suite 205
                  259 North Radnor-Chester Road
                  Radnor, PA 19087

                  LSV Asset Management Company
                  200 W. Madison Street, 27th Floor
                  Chicago, Illinois 60606

                  Sterling Capital Management Company
                  One First Union Center
                  301 S. College Street, Suite 3200
                  Charlotte, NC 28202

                  Toews Corporation
                  1500 Market Street, 12th Floor
                  East Tower
                  Philadelphia, PA 19102

                  Prospect Asset Management, Inc.
                  6700 Kalanianaole Highway
                  Suite 122
                  Honolulu, HI 96825

                  Synovus Fund Investment Advisors
                  P.O. Box 23024
                  Columbus, GA 31902-1313

                  Steinberg Priest Capital Management Co., Inc.
                  12 East 49th Street, Suite 1202
                  New York, New York 10017

                  Cooke & Bieler, Inc.
                  1700 Market Street
                  Philadelphia, PA 19103

                  Investment Counselors of Maryland, LLC
                  803 Cathedral Street
                  Baltimore, Maryland 21201

                  Acadian Asset Management, Inc.
                  Ten Post Office Square, 8th Floor
                  Boston, MA 02109

                  Rice Hall James & Associates
                  600 West Broadway, Suite 1000
                  San Diego, CA 92101-3383

                  C.S. McKee, LLP
                  One Gateway Center
                  Pittsburgh, PA 15222

                  Independence Investment, LLC
                  53 State Street, Exchange Place
                  Boston, MA 02109

                  Analytic Investors, Inc.
                  700 South Flower Street, Suite 400
                  Los Angeles, CA 90017

                  Chicago Asset Management Company
                  70 West Madison Street, 56th Floor
                  Chicago, IL 60602

                  Cambiar Investors LLC
                  2401 East Second Street, Suite 400
                  Denver, CO 80206

                  Fiduciary Management Associates, Inc.
                  55 West Monroe Street, Suite 2550
                  Chicago, IL 60603

                  Thompson, Siegel & Walmsley, Inc.
                  5000 Monument Avenue, P.O. Box 6883
                  Richmond, VA 23230

                  Sirach Capital Management, Inc.
                  520 Pike Street, Suite 2800
                  Seattle, WA 95101

                  Commerce Capital Markets, Inc
                  One Commerce Square
                  2005 Market Street, Suite 200
                  Philadelphia, PA 19103

                  McKinley Capital Management, Inc.
                  3301 C Street, Suite 500
                  Anchorage, Alaska 99503

                  Chartwell Investment Partners
                  1235 Westlakes Drive, Suite 400
                  Berwyn, PA 19312

                  National City Investment Management Company
                  1900 East Ninth Street
                  Cleveland, OH 44114

Item 29.  Management Services: NONE.
Item 30.  Undertakings: NONE.

                                     NOTICE


A copy of the Agreement and Declaration of Trust for The Advisors' Inner Circle Fund is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Fund by an officer of the Fund as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Fund.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 58 to the Registration Statement No. 33-42484 to be signed on its behalf by the undersigned, thereto duly authorized in the City of Oaks, and Commonwealth of Pennsylvania on the 1st day of November 2002.

                                                 THE ADVISORS' INNER CIRCLE FUND

                                                   By: /S/ JAMES R. FOGGO
                                                      -----------------------
                                                   James R. Foggo, President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.


                         *                                    Trustee                   November 1, 2002
--------------------------------------------
John T. Cooney

                         *                                    Trustee                   November 1, 2002
--------------------------------------------
William M. Doran

                         *                                    Trustee                   November 1, 2002
--------------------------------------------
Robert A. Nesher

                         *                                    Trustee                   November 1, 2002
--------------------------------------------
Robert A. Patterson

                         *                                    Trustee                   November 1, 2002
--------------------------------------------
Eugene Peters

                         *                                    Trustee                   November 1, 2002
--------------------------------------------
George J. Sullivan, Jr.

                         *                                    Trustee                   November 1, 2002
--------------------------------------------
James M. Storey

  /S/ JAMES R. FOGGO                                          President                 November 1, 2002
--------------------------------------------

James R. Foggo

                  *                                           Controller &              November 1, 2002
--------------------------------------------
Jennifer Spratley                                             Chief Financial Officer

*By: /S/ JAMES R. FOGGO
     --------------------------
         James R. Foggo
         Attorney-in-Fact

                                 EXHIBIT INDEX

Exhibit No. and  Description

Item 23. Exhibits:

EX-99.A1          Registrant's Agreement and Declaration of Trust dated July 18,
                  1991, as originally  filed with the SEC on August 29, 1991, is
                  incorporated   herein  by  reference  to  exhibit   (1)(a)  of
                  Post-Effective   Amendment   No.   32  to   the   Registrant's
                  Registration Statement on Form N-1A (File No.33-42484),  filed with the  Securities  and Exchange  Commission on February 27,
                  1998.
EX-99.A2          Registrant's  Amendment to the  Agreement and  Declaration  of
                  Trust  dated  December  2,  1996,  is  incorporated  herein by reference to exhibit (1)(a) of Post-Effective Amendment No. 27 to the Registrant's  Registration Statement on Form N-1A (File
                  No.   33-42484),   filed  with  the  Securities  and  Exchange
                  Commission on December 13, 1996.
EX-99.A3          Registrant's  Amendment to the  Agreement and  Declaration  of
                  Trust dated  February  18,  1997,  is  incorporated  herein by reference to exhibit (1)(b) of Post-Effective Amendment No. 28 to the Registrant's  Registration Statement on Form N-1A (File
                  No.   33-42484),   filed  with  the  Securities  and  Exchange
                  Commission on February 27, 1997.
EX-99.B1          Registrant's  By-Laws are incorporated  herein by reference to
                  Registrant's  Registration  Statement  on Form N-1A  (File No.
                  33-42484),  filed with the Securities and Exchange  Commission on August 29, 1991.
EX-99.B2          Registrant's  Amended and  Restated  By-Laws are  incorporated
                  herein  by  reference  to  Exhibit   (b)(2)  of   Registrant's
                  Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 22, 2001.
EX-99.C           Not Applicable.
EX-99.D1          Investment Advisory Agreement between Registrant and HGK Asset
                  Management,  Inc.  with respect to HGK Fixed Income Fund dated
                  August  15,  1994  as  originally  filed  with  Post-Effective
                  Amendment  No. 15 to  Registrant's  Registration  Statement on
                  Form N-1A (File No.  33-42484),  filed with the Securities and
                  Exchange Commission on June 15, 1994 is incorporated herein by reference to exhibit (5)(e) of Post-Effective Amendment No. 24 to the Registrant's  Registration Statement on Form N-1A (File
                  No. 33-42484), filed on February 28, 1996.
EX-99.D2          Investment  Advisory  Agreement  between  Registrant  and  AIG
                  Capital Management Corp. with respect to AIG Money Market Fund originally  filed  with  Post-Effective  Amendment  No.  17 to
                  Registrant's  Registration  Statement  on Form N-1A  (File No.
                  33-42484),  filed with the Securities and Exchange  Commission on September 19, 1994 is  incorporated  herein by reference to
                  exhibit   (5)(f)  of   Post-Effective   Amendment  No.  28  to
                  Registrant's  Registration  Statement  on Form N-1A  (File No.
                  33-42484), filed February 27, 1997.
EX-99.D3          Investment  Advisory  Agreement  between  Registrant and First
                  Manhattan  Co.  with  respect to FMC Select  Fund dated May 3,

                  1995 as originally filed with Post-Effective  Amendment No. 19 to Registrant's  Registration Statement on Form N-1A (File No.
                  33-42484) filed with the Securities and Exchange Commission on
                  February  1,  1995 is  incorporated  herein  by  reference  to
                  exhibit   (5)(g)  of   Post-Effective   Amendment  No.  24  to
                  Registrant's  Registration  Statement  on Form N-1A  (File No.
                  33-42484) filed on February 28, 1996.
EX-99.D4          Investment  Advisory Agreement between Registrant and CRA Real
                  Estate Securities L.P. dated December 31, 1996 with respect to the CRA Realty  Shares  Portfolio  is  incorporated  herein by reference to exhibit (5)(h) of Post-Effective Amendment No. 29 to the Registrant's  Registration Statement on Form N-1A (File
                  No.   33-42484)   filed  with  the   Securities  and  Exchange
                  Commission on May 22, 1997.
EX-99.D5          Investment  Advisory  Agreement  between  Registrant  and  MDL
                  Capital Management,  Inc. with respect to the MDL Broad Market
                  Fixed  Income  Portfolio  and the MDL Large Cap Growth  Equity
                  Portfolio  is  incorporated  herein by  reference  to  exhibit
                  (5)(e) of Post-Effective  Amendment No. 32 to the Registrant's
                  Registration Statement on Form N-1A (File No. 33-42484), filed with the  Securities  and Exchange  Commission on February 27,
                  1998.
EX-99.D6          Investment  Advisory  Agreement  between  Registrant  and SAGE
                  Global Funds, LLC with respect to the SAGE Corporate Bond Fund is  incorporated  herein by  reference  to  exhibit  (5)(f) of
                  Post-Effective   Amendment   No.   32  to   the   Registrant's
                  Registration Statement on Form N-1A (File No. 33-42484), filed with the  Securities  and Exchange  Commission on February 27,
                  1998.
EX-99.D7          Investment  Sub-Advisory  Agreement between SAGE Global Funds,
                  LLC and Standard  Asset Group,  Inc.  with respect to the SAGE
                  Corporate  Bond Fund is  incorporated  herein by  reference to exhibit  (5)(i)  of  Post-Effective  Amendment  No.  32 to the
                  Registrant's  Registration  Statement  on Form N-1A  (File No.
                  33-42484),  filed with the Securities and Exchange  Commission on February 27, 1998.
EX-99.D8          Investment Advisory Agreement between Registrant and LSV Asset
                  Management  Company is  incorporated  herein by  reference  to exhibit  (d)(8)  of  Post-Effective  Amendment  No.  46 to the
                  Registrant's  Registration  Statement  on Form N-1A  (File No.
                  33-42484),  filed with the Securities and Exchange  Commission on June 22, 2001.
EX-99.D9          Amended  and  Restated  Schedule  to the  Investment  Advisory
                  Agreement  dated  May 3,  1995  between  Registrant  and First
                  Manhattan  Company  with  respect  to the FMC  Select  and FMC
                  Strategic Value Funds is  incorporated  herein by reference to
                  exhibit   (d)(9)  of   Post-Effective   Amendment  No.  34  to
                  Registrant's  Registration  Statement  on Form N-1A  (File No.
                  33-42484),  filed with the Securities and Exchange  Commission on December 29, 1998.
EX-99.D10         Investment  Advisory Agreement between Registrant and Sterling
                  Partners   Capital   Management  is  incorporated   herein  by
                  reference to exhibit (d)(10) of  Post-Effective  Amendment No.
                  45 to Registrant's  Registration  Statement on Form N-1A (File
                  No.   33-42484),   filed  with  the  Securities  and  Exchange
                  Commission on April 12, 2001.
EX-99.D11         Investment  Advisory  Agreement between the Registrant and GLB
                  Fund Management,  Inc. is incorporated  herein by reference to
                  exhibit  (d)(11)  of   Post-Effective   Amendment  No.  41  to
                  Registrant's  Registration  Statement  on Form N-1A  (File No.
                  33-42484),  filed with the Securities and Exchange  Commission on December 13, 2000.
EX-99.D12         Investment  Advisory  Agreement  between  Registrant and Toews
                  Corporation  with  respect to the Toews S&P 500  Hedged  Index
                  Fund and Toews  Nasdaq-100  Hedged Index Fund is  incorporated herein by  reference  to  exhibit  (d)(12)  of  Post-Effective
                  Amendment  No. 46 to  Registrant's  Registration  Statement on
                  Form N-1A (File No.  33-42484),  filed with the Securities and
                  Exchange Commission on June 22, 2001.
EX-99.D13         Investment  Advisory Agreement between Registrant and Prospect
                  Asset  Management with respect to The Japan Smaller  Companies
                  Fund is incorporated herein by reference to exhibit (d)(13) of
                  Post-Effective  Amendment No. 46 to Registrant's  Registration
                  Statement  on Form N-1A  (File No.  33-42484),  filed with the
                  Securities and Exchange Commission on June 22, 2001.
EX-99.D14         Investment  Advisory  Agreement  dated August 13, 2001 between
                  Registrant   and   Synovus   Funds   Investment   Advisors  is
                  incorporated   herein  by  reference  to  exhibit  (d)(14)  of
                  Post-Effective  Amendment No. 48 to Registrant's  Registration
                  Statement  on Form N-1A  (File No.  33-42484),  filed with the
                  Securities and Exchange Commission on November 5, 2001.
EX-99.D15         Investment   Sub-Advisory  Agreement  dated  August  13,  2001
                  between  Registrant,  Synovus  Funds  Investment  Advisors and
                  Steinberg Priest Capital Management, Co., Inc. is incorporated herein by  reference  to  exhibit  (d)(14)  of  Post-Effective
                  Amendment  No. 48 to  Registrant's  Registration  Statement on
                  Form N-1A (File No.  33-42484),  filed with the Securities and
                  Exchange Commission on November 5, 2001.
EX-99.D16         Investment  Advisory  Agreement between Registrant and Cooke &
                  Bieler,  Inc. is  incorporated  herein by reference to exhibit
                  (d)(16) of Post-Effective Amendment No. 47 to the Registrant's
                  Registration Statement on Form N-1A (File No. 33-4284),  filed with the  Securities  and  Exchange  Commission  on August 16,
                  2001.
EX-99.D17         Investment  Advisory  Agreement between Registrant and Acadian
                  Asset Management,  Inc. is incorporated herein by reference to
                  exhibit  (d)(17)  of   Post-Effective   Amendment  No.  55  to
                  Registrant's  Registration  Statement  on Form N-1A  (File No.
                  33-42484),  filed with the Securities and Exchange  Commission on August 30, 2002.
EX-99.D18         Investment  Advisory Agreement between Registrant and Analytic
                  Investors, Inc. is incorporated herein by reference to exhibit
                  (d)(18) of  Post-Effective  Amendment  No. 55 to  Registrant's
                  Registration Statement on Form N-1A (File No. 33-42484), filed with the  Securities  and  Exchange  Commission  on August 30,
                  2002.
EX-99.D19         Investment  Advisory  Agreement between Registrant and Cambiar
                  Investors LLC is  incorporated  herein by reference to exhibit
                  (d)(19) of  Post-Effective  Amendment  No. 55 to  Registrant's
                  Registration Statement on Form N-1A (File No. 33-42484), filed with the  Securities  and  Exchange  Commission  on August 30,
                  2002.
EX-99.D20         Investment  Advisory  Agreement between Registrant and Chicago
                  Asset Management  Company is incorporated  herein by reference to  exhibit  (d)(20)  of  Post-Effective  Amendment  No. 55 to
                  Registrant's  Registration  Statement  on Form N-1A  (File No.
                  33-42484),  filed with the Securities and Exchange  Commission on August 30, 2002.
EX-99.D21         Investment Advisory Agreement between Registrant and Fiduciary
                  Management   Associates,   Inc.  is  incorporated   herein  by
                  reference to exhibit (d)(21) of  Post-Effective  Amendment No.
                  55 to Registrant's  Registration  Statement on Form N-1A (File
                  No.   33-42484),   filed  with  the  Securities  and  Exchange
                  Commission on August 30, 2002.
EX-99.D22         Investment   Advisory   Agreement   between   Registrant   and
                  Independence   Investment,   LLC  is  incorporated  herein  by
                  reference to exhibit (d)(22) of  Post-Effective  Amendment No.
                  55 to Registrant's  Registration  Statement on Form N-1A (File
                  No.   33-42484),   filed  with  the  Securities  and  Exchange
                  Commission on August 30, 2002.
EX-99.D23         Investment   Advisory   Agreement   between   Registrant   and
                  Investment Counselors of Maryland,  LLC is incorporated herein by reference to exhibit  (d)(23) of  Post-Effective  Amendment
                  No. 55 to  Registrant's  Registration  Statement  on Form N-1A
                  (File No.  33-42484),  filed with the  Securities and Exchange
                  Commission on August 30, 2002.
EX-99.D24         Investment  Advisory  Agreement  between  Registrant  and C.S.
                  McKee,  LLP is  incorporated  herein by  reference  to exhibit
                  (d)(24) of  Post-Effective  Amendment  No. 55 to  Registrant's
                  Registration Statement on Form N-1A (File No. 33-42484), filed with the  Securities  and  Exchange  Commission  on August 30,
                  2002.
EX-99.D25         Investment  Advisory  Agreement  between  Registrant and Rice,
                  Hall,  James & Associates is incorporated  herein by reference to  exhibit  (d)(25)  of  Post-Effective  Amendment  No. 55 to
                  Registrant's  Registration  Statement  on Form N-1A  (File No.
                  33-42484),  filed with the Securities and Exchange  Commission on August 30, 2002.
EX-99.D26         Investment  Advisory  Agreement between  Registrant and Sirach
                  Capital  Management,  Inc. is incorporated herein by reference to  exhibit  (d)(26)  of  Post-Effective  Amendment  No. 55 to
                  Registrant's  Registration  Statement  on Form N-1A  (File No.
                  33-42484),  filed with the Securities and Exchange  Commission on August 30, 2002.
EX-99.D27         Investment Advisory Agreement between Registrant and Thompson,
                  Siegel & Walmsley, Inc. is incorporated herein by reference to
                  exhibit  (d)(27)  of   Post-Effective   Amendment  No.  55  to
                  Registrant's  Registration  Statement  on Form N-1A  (File No.
                  33-42484),  filed with the Securities and Exchange  Commission on August 30, 2002.
EX-99.D28         Form of Investment  Advisory  Agreement between Registrant and
                  Commerce  Capital  Markets,  Inc.  is  incorporated  herein by reference to exhibit (d)(28) of  Post-Effective  Amendment No.
                  55 to Registrant's  Registration  Statement on Form N-1A (File
                  No.   33-42484),   filed  with  the  Securities  and  Exchange
                  Commission on August 30, 2002.
EX-99.D29         Form of Investment  Advisory  Agreement between Registrant and
                  McKinley Capital Management, Inc. is incorporated herein by reference to exhibit (d)(29) of Post-Effective Amendment No.

                  55 to Registrant's  Registration  Statement on Form N-1A (File
                  No.   33-42484),   filed  with  the  Securities  and  Exchange
                  Commission on August 30, 2002.

EX-99.D30         Form of Investment  Advisory  Agreement between Registrant and
                  Chartwell   Investment  Partners  is  incorporated  herein  by
                  reference to exhibit (d)(30) of  Post-Effective  Amendment No.
                  56 to Registrant's  Registration  Statement on Form N-1A (File
                  No.   33-42484),   filed  with  the  Securities  and  Exchange
                  Commission on September 13, 2002.
EX-99.E1          Amended and Restated Distribution Agreement between Registrant and SEI  Financial  Services  Company  dated August 8, 1994 as originally  filed  with  Post-Effective  Amendment  No.  17 to
                  Registrant's  Registration  Statement  on Form N-1A  (File No.
                  33-42484) filed with the Securities and Exchange Commission on
                  September  19, 1994 is  incorporated  herein by  reference  to exhibit (6) of Post-Effective Amendment No. 24 to Registrant's
                  Registration  Statement on Form N-1A (File No. 33-42484) filed on February 28, 1996.
EX-99.E2          Distribution  Agreement between Registrant and CCM Securities,
                  Inc.  dated  February  28,  1997  is  incorporated  herein  by reference to exhibit (6)(b) of Post-Effective Amendment No. 30 to Registrant's  Registration Statement on Form N-1A (File No.
                  33-42484),  filed with the Securities and Exchange  Commission on June 30, 1997.
EX-99.E3          Amended and Restated  Sub-Distribution and Servicing Agreement
                  between  SEI   Investments   Company  and  AIG  Equity   Sales
                  Corporation  is  incorporated  herein by  reference to exhibit
                  (6)(c) to  Post-Effective  Amendment  No.  32 to  Registrant's
                  Registration Statement on Form N-1A (File No. 33-42484), filed with the  Securities  and Exchange  Commission on February 27,
                  1998.
EX-99.F           Not Applicable.
EX-99.G1          Custodian  Agreement  between  Registrant and CoreStates  Bank
                  N.A.  originally  filed  Pre-Effective   Amendment  No.  1  to
                  Registrant's  Registration  Statement  on Form N-1A  (File No.
                  33-42484),  filed with the Securities and Exchange  Commission on October 28, 1991 is  incorporated  herein by  reference  to exhibit  (8) of  Post-Effective  Amendment  No.  28  filed  on
                  February 27, 1997.
EX-99.G2          Amended  Custodian  Agreement  dated  between  Registrant  and
                  CoreStates  Bank, N.A. is incorporated  herein by reference to exhibit  (g)(2) of  Post-Effective  Amendment  No.39  filed on
                  February 25, 2000.
EX-99.G3          Custodian  Agreement  between the Registrant and Union Bank of
                  California  is  incorporated  herein by  reference  to exhibit
                  (g)(3) of  Post-Effective  Amendment  No.51  filed on June 14,
                  2002.
EX-99.G4          Amendment  dated May 21, 2001 to the Custody  Agreement  dated
                  August  12,  1991  between  the  Registrant  and  First  Union
                  National Bank is  incorporated  herein by reference to exhibit
                  (g)(4) of  Post-Effective  Amendment  No.51  filed on June 14,
                  2002.
EX-99.H1          Amended  and   Restated   Administration   Agreement   between
                  Registrant and SEI Financial Management Corporation, including schedules relating to Clover Capital Equity Value Fund, Clover
                  Capital  Fixed Income Fund,  White Oak Growth Stock Fund,  Pin
                  Oak  Aggressive  Stock Fund,  Roulston  Midwest  Growth  Fund,
                  Roulston   Growth  and  Income   Fund,   Roulston   Government

                  Securities Fund, A+P Large-Cap Fund, Turner Fixed Income Fund, Turner Small Cap Fund, Turner Growth Equity Fund, Morgan Grenfell Fixed Income Fund, Morgan Grenfell Municipal Bond Fund and HGK Fixed Income Fund dated May 17, 1994 as originally filed with Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 15, 1994 is incorporated herein by reference to exhibit (9) of Post-Effective Amendment No. 24 filed on February 28, 1996.

EX-99.H2 Schedule dated November 11, 1996 to Administration Agreement dated November 14, 1991 as Amended and Restated May 17, 1994 adding the CRA Realty Shares Portfolio is incorporated herein by reference to exhibit (9)(a) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on May 22, 1997.
EX-99.H3 Shareholder Service Plan and Agreement for the Class A Shares of the CRA Realty Shares Portfolio is incorporated herein by reference to exhibit (9)(b) of Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 30, 1997.
EX-99.H4 Schedule to Amended and Restated Administration Agreement dated May 8, 1995 to the Administration Agreement dated November 14, 1991 as Amended and Restated May 17, 1994 with respect to the FMC Select Fund is incorporated herein by reference to exhibit (9)(d) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1997.
EX-99.H5 Consent to Assignment and Assumption of Administration Agreement dated June 1, 1996 is incorporated herein by reference to exhibit (9)(f) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1997.
EX-99.H6 Schedule to the Amended and Restated Administration Agreement adding the MDL Broad Market Fixed Income Fund and the MDL Large Cap Growth Equity Fund incorporated herein by reference to exhibit (9)(f) of Post-Effective Amendment No.32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
EX-99.H7 Schedule to the Amended and Restated Administration Agreement adding the SAGE Corporate Fixed Bond Fund is incorporated herein by reference to exhibit (9)(g) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
EX-99.H8 Schedule dated May 19, 1997 to Administration Agreement dated November 14, 1991 between the Advisors' Inner Circle Fund and SEI Financial Management Corporation adding the AIG Money
                  Market Fund is  incorporated  herein by  reference  to exhibit
                  (9)(h) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

EX-99.H9          Schedule  to  Administration  Agreement  relating  to the  CRA
                  Realty  Portfolio  is  incorporated  herein  by  reference  to
                  exhibit   (9)(i)  of   Post-Effective   Amendment  No.  32  to
                  Registrant's  Registration  Statement  on Form N-1A  (File No.
                  33-42484),  filed with the Securities and Exchange  Commission on February 27, 1998.
EX-99.H10         Shareholder  Servicing  Agreement for AIG Money Market Fund is
                  incorporated  herein by reference to Post-Effective  Amendment
                  No. 32 to  Registrant's  Registration  Statement  on Form N-1A
                  (File No.  33-42484),  filed with the  Securities and Exchange
                  Commission on February 27, 1998.
EX-99.H11         Transfer   Agency   Agreement   dated  November  30,  1994  is
                  incorporated   herein  by  reference  to  exhibit   (9)(k)  of
                  Post-Effective  Amendment No. 32 to Registrant's  Registration
                  Statement  on Form N-1A  (File No.  33-42484),  filed with the
                  Securities and Exchange Commission on February 27, 1998.
EX-99.H12         Amendment  dated August 17, 1998 to the Schedule  dated May 8,
                  1995 to the  Administration  Agreement dated November 14, 1991 as amended and restated May 17, 1994  between  Registrant  and
                  SEI Financial Management Corporation is incorporated herein by reference to exhibit (h)(12) of  Post-Effective  Amendment No.
                  34 to Registrant's  Registration  Statement on Form N-1A (File
                  No.   33-42484),   filed  with  the  Securities  and  Exchange
                  Commission on December 29, 1998.
EX-99.H13         Assignment  and Assumption  Agreement  dated February 27, 1998 between  Registrant and Oak Associates  Funds is  incorporated herein by  reference  to  exhibit  (h)(13)  of  Post-Effective
                  Amendment  No. 34 to  Registrant's  Registration  Statement on
                  Form N-1A (File No.  33-42484),  filed with the Securities and
                  Exchange Commission on December 29, 1998.
EX-99.H14         Amended  Schedule  dated March 15, 1999 to the  Administration
                  Agreement  dated November 14, 1991 as amended and restated May
                  17,  1994,   relating  to  LSV  Value  Equity  Fund,   between
                  Registrant and SEI Fund Resources is incorporated by reference to  exhibit  (h)(14)  of  Post-Effective  Amendment  No. 39 to
                  Registrant's  Registration  Statement  on Form N-1A  (File No.
                  33-42484),  filed with the Securities and Exchange  Commission on February 25, 2000.
EX-99.H15         Amended  Schedule dated August 15, 1999 to the  Administration
                  Agreement  dated November 14, 1991 as amended and restated May
                  17, 1994,  relating to HGK Fixed Income Fund, HGK Equity Value
                  Fund and HGK Mid Cap Value Fund,  between  Registrant  and SEI
                  Investments Mutual Funds Services is incorporated by reference to  exhibit  (h)(15)  of  Post-Effective  Amendment  No. 39 to
                  Registrant's  Registration  Statement  on Form N-1A  (File No.
                  33-42484),  filed with the Securities and Exchange  Commission on February 25, 2000.
EX-99.H16         Administration   Agreement   dated  August  20,  1999  between
                  Registrant,   LSV  Asset  Management  and  Fidelity  Brokerage
                  Services,  Inc. and National Financial Services Corporation is
                  incorporated by reference to exhibit (h)(16) of Post-Effective
                  Amendment No.39 to Registrant's Registration Statement on Form
                  N-1A  (File  No.  33-42484),  filed  with the  Securities  and
                  Exchange Commission on February 25, 2000.
EX-99.H17         Amended Schedule dated December 1, 1999 to the  Administration
                  Agreement  dated November 14, 1991 as amended and restated May
                  17,  1994,  relating  CRA  Realty  Shares  Portfolio,  between
                  Registrant and SEI Fund Resources is incorporated by reference to  exhibit  (h)(17)  of  Post-Effective  Amendment  No. 39 to
                  Registrant's  Registration  Statement  on Form N-1A  (File No.
                  33-42484),  filed with the Securities and Exchange  Commission on February 25, 2000.
EX-99.H18         Amendment  dated  August 18, 1999 to the  Operating  Agreement dated  January 5, 1996,  relating  to LSV Value  Equity  Fund, between  the  Registrant,  LSV Asset  Management  and  Charles
                  Schwab & Co,  Inc. is  incorporated  by  reference  to exhibit
                  (h)(18) of  Post-Effective  Amendment  No. 39 to  Registrant's
                  Registration Statement on Form N-1A (File No. 33-42484), filed with the  Securities  and Exchange  Commission on February 25,
                  2000.
EX-99.H19         Schedule  dated May 19, 2000 to the  Administration  Agreement dated  November  14,  1991  between  the  Registrant  and  SEI
                  Investments  Mutual Funds  Services  relating to the AIG Money
                  Market Fund is  incorporated  herein by  reference  to exhibit
                  (h)(19) of the Registrant's Post-Effective Amendment No. 40 on
                  Form N-1A (File No.  33-42484)  filed with the  Securities and
                  Exchange Commission on July 17, 2000.
EX-99.H20         Schedule  dated May 22, 2000 to the  Administration  Agreement dated  November  14, 1991 as amended and restated May 17, 1994 between  the  Registrant  and  SEI  Investments  Mutual  Funds
                  Services  relating to the FMC Select and Strategic Value Funds is incorporated  herein by reference to exhibit (h)(20) of the
                  Registrant's  Post-Effective  Amendment  No.  40 on Form  N-1A
                  (File  No.33-42484)  filed with the  Securities  and  Exchange
                  Commission on July 17, 2000.
EX-99.H21         Transfer Agency and Services  Agreement dated October 1, 2000, between the Registrant and Forum Shareholder Services, LLC, is
                  incorporated  herein by  reference  to exhibit  (h)(21) of the
                  Registrant's  Post-Effective  Amendment  No.  41 on Form  N-1A
                  (File No.  33-42484)  filed with the  Securities  and Exchange
                  Commission on December 13, 2000.
EX-99.H22         Schedule to the  Administration  Agreement between  Registrant and SEI Investments  Mutual Funds Services relating to the GLB
                  Aggressive Growth Fund is incorporated  herein by reference to exhibit (h)(22) of the Registrant's  Post-Effective  Amendment
                  No.  41 on Form  N-1A  (File  No.  33-42484)  filed  with  the
                  Securities and Exchange Commission on December 13, 2000.
EX-99.H23         Schedule to the  Administration  Agreement between  Registrant and SEI  Investments  Mutual  Funds  Services  relating to the
                  Sterling  Partners'  Balanced Portfolio and Sterling Partners'
                  Small Cap Value Portfolio is incorporated  herein by reference
                  to  exhibit   (h)(23)  of  the   Registrant's   Post-Effective
                  Amendment No. 42 on Form N-1A (File No.  33-42484)  filed with the Securities and Exchange Commission on February 26, 2001.
EX-99.H24         Schedule to the  Administration  Agreement between  Registrant and SEI  Investments  Mutual  Funds  Services  relating to the
                  Toews S&P 500  Hedged  Index  Portfolio  and Toews  NASDAQ 100
                  Hedged Index Portfolio is incorporated  herein by reference to exhibit (h)(24) of the Registrant's  Post-Effective  Amendment
                  No.  42 on Form  N-1A  (File  No.  33-42484)  filed  with  the
                  Securities and Exchange Commission on February 26, 2001.
EX-99.H25         LSV Asset  Management  Contractual  Fee  Waiver  Agreement  is
                  incorporated herein by reference to exhibit (h)(25) of the Registrant's Post-Effective Amendment No. 49 on Form N-1A
                  (File No.  33-42484)  filed with the  Securities  and Exchange
                  Commission on February 28, 2002.

EX-99.H26         HGK Asset  Management  Contractual  Fee  Waiver  Agreement  is
                  incorporated  herein by  reference  to exhibit  (h)(26) of the
                  Registrant's  Post-Effective  Amendment  No.  49 on Form  N-1A
                  (File No.  33-42484)  filed with the  Securities  and Exchange
                  Commission on February 28, 2002.
EX-99.H27         Schedule  dated May 21, 2001 to the  Administration  Agreement dated  November  14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Fund Resources is  incorporated herein by  reference  to exhibit  (h)(27) of the  Registrant's
                  Post-Effective  Amendment  No.  46  on  Form  N-1A  (File  No.
                  33-42484) filed with the Securities and Exchange Commission on
                  June 22, 2001.
EX-99.H28         Toews   Corporation   Contractual  Fee  Waiver   Agreement  is
                  incorporated  herein by  reference  to exhibit  (h)(28) of the
                  Registrant's  Post-Effective  Amendment  No.  49 on Form  N-1A
                  (File No.  33-42484)  filed with the  Securities  and Exchange
                  Commission on February 28, 2002.
EX-99.H29         Cooke & Bieler,  L.P.  Contractual  Fee  Waiver  Agreement  is
                  incorporated  herein by  reference  to exhibit  (h)(29) of the
                  Registrant's  Post-Effective  Amendment  No.  49 on Form  N-1A
                  (File No.  33-42484)  filed with the  Securities  and Exchange
                  Commission on February 28, 2002.
EX-99.H30         Prospect Asset Management  Contractual Fee Waiver Agreement is
                  incorporated  herein by  reference  to exhibit  (h)(30) of the
                  Registrant's  Post-Effective  Amendment  No.  49 on Form  N-1A
                  (File No.  33-42484)  filed with the  Securities  and Exchange
                  Commission on February 28, 2002.
EX-99.H31         Schedule,  dated  February  20,  2002,  to the  Administration
                  Agreement  dated November 14, 1991 as amended and restated May
                  17, 1994 between the  Registrant  and SEI  Investments  Mutual
                  Funds  Services   pertaining  to  the  Sirach   Portfolios  is
                  incorporated   herein  by  reference  to  exhibit  (h)(31)  of
                  Post-Effective Amendment No.51 filed on June 14, 2002.
EX-99.H32         Schedule,  dated  February  20,  2002,  to the  Administration
                  Agreement  dated November 14, 1991 as amended and restated May
                  17, 1994 between the  Registrant  and SEI  Investments  Mutual
                  Funds   Services   pertaining   to  the  TS&W   Portfolios  is
                  incorporated   herein  by  reference  to  exhibit  (h)(32)  of
                  Post-Effective Amendment No.55 filed on August 30, 2002.
EX-99.H33         Schedule,  dated  February  20,  2002,  to the  Administration
                  Agreement  dated November 14, 1991 as amended and restated May
                  17, 1994 between the  Registrant  and SEI  Investments  Mutual
                  Funds Services  pertaining to the ICM Small Company  Portfolio is  incorporated  herein by  reference  to exhibit  (h)(33) of
                  Post-Effective Amendment No.51 filed on June 14, 2002.
EX-99.H34         Schedule to the  Administration  Agreement  dated November 14,
                  1991  as  amended  and  restated  May  17,  1994  between  the
                  Registrant   and  SEI   Investments   Mutual  Funds   Services
                  pertaining to the Analytic  Portfolios is incorporated  herein by reference to exhibit  (h)(34) of  Post-Effective  Amendment
                  No.55 filed on August 30, 2002.
EX-99.H35         Schedule,  dated  February  20,  2002,  to the  Administration
                  Agreement  dated November 14, 1991 as amended and restated May
                  17, 1994 between the  Registrant  and SEI  Investments  Mutual
                  Funds Services pertaining to the Cambiar Opportunity Portfolio is incorporated herein by reference to exhibit (h)(35) of Post-Effective Amendment No.51 filed on June 14, 2002.

EX-99.H36         Schedule to the  Administration  Agreement  dated November 14,
                  1991  as  amended  and  restated  May  17,  1994  between  the
                  Registrant   and  SEI   Investments   Mutual  Funds   Services
                  pertaining to the Chicago Asset  Management Value Portfolio is
                  incorporated   herein  by  reference  to  exhibit  (h)(36)  of
                  Post-Effective Amendment No.55 filed on August 30, 2002.
 EX-99.H37        Schedule,  dated  February  20,  2002,  to the  Administration
                  Agreement  dated November 14, 1991 as amended and restated May
                  17, 1994 between the  Registrant  and SEI  Investments  Mutual
                  Funds Services  pertaining to the FMA Small Company  Portfolio is  incorporated  herein by  reference  to exhibit  (h)(37) of
                  Post-Effective Amendment No.51 filed on June 14, 2002.
EX-99.H38         Schedule,  dated  February  20,  2002,  to the  Administration
                  Agreement  dated November 14, 1991 as amended and restated May
                  17, 1994 between the  Registrant  and SEI  Investments  Mutual
                  Funds Services  pertaining to the Rice, Hall, James Portfolios is  incorporated  herein by  reference  to exhibit  (h)(38) of
                  Post-Effective Amendment No.51 filed on June 14, 2002.
EX-99.H39         Schedule to the  Administration  Agreement  dated November 14,
                  1991  as  amended  and  restated  May  17,  1994  between  the
                  Registrant   and  SEI   Investments   Mutual  Funds   Services
                  pertaining  to  the   Independence   Small  Cap  Portfolio  is
                  incorporated   herein  by  reference  to  exhibit  (h)(39)  of
                  Post-Effective Amendment No.55 filed on August 30, 2002.
EX-99.H40         Schedule,  dated  February  20,  2002,  to the  Administration
                  Agreement  dated November 14, 1991 as amended and restated May
                  17, 1994 between the  Registrant  and SEI  Investments  Mutual
                  Funds  Services  pertaining  to the Acadian  Emerging  Markets
                  Portfolio  is  incorporated  herein by  reference  to  exhibit
                  (h)(40) of  Post-Effective  Amendment  No.51 filed on June 14,
                  2002.
EX-99.H41         Schedule,  dated  February  20,  2002,  to the  Administration
                  Agreement  dated November 14, 1991 as amended and restated May
                  17, 1994 between the  Registrant  and SEI  Investments  Mutual
                  Funds Services  pertaining to the McKee  International  Equity
                  Portfolio  is  incorporated  herein by  reference  to  exhibit
                  (h)(41) of  Post-Effective  Amendment  No.51 filed on June 14,
                  2002.
EX-99.H42         Schedule  to  the  Transfer  Agency   Agreement   between  the
                  Registrant  and DST  Systems,  Inc.  pertaining  to the Sirach
                  Growth,  Sirach Equity,  Sirach Special  Equity,  Sirach Bond,
                  Sirach Strategic  Balanced,  Rice, Hall James Micro Cap, Rice,
                  Hall James  Small/Mid Cap, McKee  International  Equity,  TS&W
                  Equity, TS&W Fixed Income, TS&W International Equity, Analytic
                  Defensive Equity, Analytic International,  Analytic Short-Term
                  Income,  FMA  Small  Company,   ICM  Small  Company,   Cambiar
                  Opportunity,  Independence Small Cap, Acadian Emerging Markets
                  and Chicago Asset  Management Value Portfolios is incorporated herein by  reference  to  exhibit  (h)(42)  of  Post-Effective
                  Amendment No.51 filed on June 14, 2002.
EX-99.H43         Form of Schedule, dated August 12, 2002, to the Administration
                  Agreement  dated November 14, 1991 as amended and restated May
                  17, 1994 between the  Registrant  and SEI  Investments  Mutual
                  Funds Services  pertaining to the Commerce Capital  Government
                  Money Market Fund is incorporated herein by reference to exhibit (h)(43) of Post-Effective Amendment No.56 filed on September 13, 2002.

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

EX-99.H44         Form of Schedule, dated August 12, 2002, to the Administration
                  Agreement  dated November 14, 1991 as amended and restated May
                  17, 1994 between the  Registrant  and SEI  Investments  Mutual
                  Funds  Services  pertaining  to the McKinley  Large Cap Growth
                  Fund is incorporated herein by reference to exhibit (h)(44) of
                  Post-Effective Amendment No.56 filed on September 13, 2002.
EX-99.H45         Form  of  Schedule,   dated   September   17,  2002,   to  the
                  Administration  Agreement  dated  November 14, 1991 as amended and  restated  May 17,  1994  between the  Registrant  and SEI
                  Investments Mutual Funds Services  pertaining to the Chartwell
                  Large Cap Value  Fund and  Chartwell  Small Cap Value  Fund is
                  incorporated   herein  by  reference  to  exhibit  (h)(45)  of
                  Post-Effective Amendment No.56 filed on September 13, 2002.
EX-99.I           Not Applicable.
EX-99.J           Not Applicable.
EX-99.K           Not Applicable.
EX-99.L           Not Applicable.
EX-99.M1          Distribution  Plan  for The  Advisors'  Inner  Circle  Fund is
                  incorporated  herein  by  reference  to  exhibit  (m)  of  the
                  Registrant's  Post-Effective  Amendment  No.  41 on Form  N-1A
                  (File No.  33-42484)  filed with the  Securities  and Exchange
                  Commission on December 13, 2000.
EX-99.M2          Distribution  and  Shareholder  Servicing  Plan for the  Toews
                  Funds is incorporated herein by reference to exhibit (m)(2) of the Registrant's  Post-Effective Amendment No. 42 on Form N-1A
                  (File No.  33-42484)  filed with the  Securities  and Exchange
                  Commission on February 26, 2001.
EX-99.M3          Form of  Distribution  Plan for the Chartwell  Large Cap Value
                  Fund and the  Chartwell  Small Cap Value Fund is  incorporated herein  by  reference  to  exhibit  (m)(3)  of  Post-Effective
                  Amendment No.56 filed on September 13, 2002.
EX-99.N           Not Applicable.
EX-99.O1          Rule  18f-3  Plan  for  The  Advisors'  Inner  Circle  Fund is
                  incorporated  herein by  reference  to  exhibit  (o)(1) of the
                  Registrant's  Post-Effective  Amendment  No.  42 on Form  N-1A
                  (File No.  33-42484)  filed with the  Securities  and Exchange
                  Commission on February 26, 2001.
EX-99.O2          Amended and restated Rule 18f-3 Plan for The  Advisors'  Inner
                  Circle Fund is  incorporated  herein by  reference  to exhibit
                  (o)(2) of  Post-Effective  Amendment  No.  50 to  Registrant's
                  Registration  Statement on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on April 3, 2002.
EX-99.P1          Revised  SEI  Investments  Company  Code of Ethics and Insider
                  Trading  Policy is filed  incorporated  herein by reference to exhibit (p)(1) of the  Registrant's  Post-Effective  Amendment
                  No.  46 on Form  N-1A  (File  No.  33-42484)  filed  with  the
                  Securities and Exchange Commission on June 22, 2001.
EX-99.P2          The Advisors' Inner Circle Fund Code of Ethics is incorporated herein by  reference  to exhibit  (p)(10) of The Arbor  Fund's
                  Post-Effective   Amendment   No.   28  on  Form   N-1A   (File
                  No.33-50718) filed with the Securities and Exchange Commission on May 30, 2000.
EX-99.P3          AIG Capital  Management  Corp.  Code of Ethics is incorporated herein by  reference  to  exhibit  (p)(3) of the  Registrant's

                  Post-Effective  Amendment  No.  40  on  Form  N-1A  (File  No.
                  33-42484) filed with the Securities and Exchange Commission on
                  July 17, 2000.
EX-99.P4          Clarion CRA  Securities,  LP,  Code of Ethics is  incorporated herein by  reference  to  exhibit  (p)(4) of the  Registrant's
                  Post-Effective   Amendment   No.   40  on  Form   N-1A   (File
                  No.33-42484) filed with the Securities and Exchange Commission on July 17, 2000.
EX-99.P5          First Manhattan Co. Code of Ethics is  incorporated  herein by reference to exhibit (p)(5) of the Registrant's Post-Effective
                  Amendment No. 40 on Form N-1A (File No.  33-42484)  filed with the Securities and Exchange Commission on July 17, 2000.
EX-99.P6          HGK Asset  Management,  Inc.,  Code of Ethics is  incorporated herein by  reference  to  exhibit  (p)(6) of the  Registrant's
                  Post-Effective  Amendment  No.  40  on  Form  N-1A  (File  No.
                  33-42484) filed with the Securities and Exchange Commission on
                  July 17, 2000.
EX-99.P7          LSV Asset  Management,  L.P.,  Code of Ethics is  incorporated herein by  reference  to exhibit  (p)(9) of SEI  Institutional
                  Managed Trust's  Post-Effective  Amendment No. 33 on Form N-1A
                  (File No.  33-9504)  filed with the  Securities  and  Exchange
                  Commission on July 3, 2000.
EX-99.P8          MDL Capital  Management,  Inc., Code of Ethics is incorporated herein by  reference  to  exhibit  (p)(8) of the  Registrant's
                  Post-Effective  Amendment  No.  40  on  Form  N-1A  (File  No.
                  33-42484) filed with the Securities and Exchange Commission on
                  July 17, 2000.
EX-99.P9          Sterling  Capital   Management   Company  Code  of  Ethics  is
                  incorporated  herein by  reference  to  exhibit  (p)(9) of the
                  Registrant's  Post-Effective  Amendment  No.  41 on Form  N-1A
                  (File No.  33-42484)  filed with the  Securities  and Exchange
                  Commission on December 13, 2000.
EX-99.P10         Toews  Corporation  Code of Ethics is  incorporated  herein by
                  reference   to   exhibit    (p)(10)   of   the    Registrant's
                  Post-Effective  Amendment  No.  42  on  Form  N-1A  (File  No.
                  33-42484) filed with the Securities and Exchange Commission on
                  February 26, 2001.
EX-99.P11         Prospect Asset Management Code of Ethics is filed incorporated herein by  reference  to exhibit  (p)(11) of the  Registrant's
                  Post-Effective  Amendment  No.  46  on  Form  N-1A  (File  No.
                  33-42484) filed with the Securities and Exchange Commission on
                  June 22, 2001.
EX-99.P12         Synovus   Funds   Investment   Advisors   Code  of  Ethics  is
                  incorporated  herein by  reference  to exhibit  (p)(12) of the
                  Registrant's  Post-Effective  Amendment  No.  49 on Form  N-1A
                  (File No.  33-42484)  filed with the  Securities  and Exchange
                  Commission on February 28, 2002.
EX-99.P13         Steinberg  Priest Capital  Management Co., Inc. Code of Ethics
                  is incorporated  herein by reference to exhibit (p)(13) of the
                  Registrant's  Post-Effective  Amendment  No.  49 on Form  N-1A
                  (File No.  33-42484)  filed with the  Securities  and Exchange
                  Commission on February 28, 2002.
EX-99.P14         Cooke & Bieler,  L.P. Code of Ethics is incorporated herein by
                  reference   to   exhibit    (p)(14)   of   the    Registrant's
                  Post-Effective  Amendment  No.  49  on  Form  N-1A  (File  No.
                  33-42484) filed with the Securities and Exchange Commission on February 28, 2002.

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

EX-99.P15         Acadian Asset Management,  Inc. Code of Ethics is incorporated herein by  reference  to  exhibit  (p)(15)  of  Post-Effective
                  Amendment No. 50 to the Registrant's Registration Statement on
                  Form N-1A (File No.  33-4284),  filed with the  Securities and
                  Exchange Commission on April 3, 2002.
EX-99.P16         Analytic Investors, Inc. Code of Ethics is incorporated herein by reference to exhibit  (p)(16) of  Post-Effective  Amendment
                  No. 50 to the Registrant's Registration Statement on Form N-1A
                  (File No.  33-4284),  filed with the  Securities  and Exchange
                  Commission on April 3, 2002.
EX-99.P17         Cambiar Investors LLC Code of Ethics is incorporated herein by reference to exhibit (p)(17) of  Post-Effective  Amendment No.
                  50 to the  Registrant's  Registration  Statement  on Form N-1A
                  (File No.  33-4284),  filed with the  Securities  and Exchange
                  Commission on April 3, 2002.
EX-99.P18         Chicago   Asset   Management   Company   Code  of   Ethics  is
                  incorporated   herein  by  reference  to  exhibit  (p)(18)  of
                  Post-Effective   Amendment   No.   50  to   the   Registrant's
                  Registration Statement on Form N-1A (File No. 33-4284),  filed with the Securities and Exchange Commission on April 3, 2002.
EX-99.P19         Fiduciary Management Associates Code of Ethics is incorporated herein by  reference  to  exhibit  (p)(19)  of  Post-Effective
                  Amendment No. 50 to the Registrant's Registration Statement on
                  Form N-1A (File No.  33-4284),  filed with the  Securities and
                  Exchange Commission on April 3, 2002.
EX-99.P20         Independence  Investment,  LLC Code of Ethics is  incorporated herein by  reference  to  exhibit  (p)(20)  of  Post-Effective
                  Amendment No. 50 to the Registrant's Registration Statement on
                  Form N-1A (File No.  33-4284),  filed with the  Securities and
                  Exchange Commission on April 3, 2002.
EX-99.P21         Investment  Counselors  of  Maryland,  LLC Code of  Ethics  is
                  incorporated   herein  by  reference  to  exhibit  (p)(21)  of
                  Post-Effective   Amendment   No.   50  to   the   Registrant's
                  Registration Statement on Form N-1A (File No. 33-4284),  filed with the Securities and Exchange Commission on April 3, 2002.
EX-99.P22         C.S.  McKee,  LLP Code of  Ethics  is  incorporated  herein by reference to exhibit (p)(22) of  Post-Effective  Amendment No.
                  50 to the  Registrant's  Registration  Statement  on Form N-1A
                  (File No.  33-4284),  filed with the  Securities  and Exchange
                  Commission on April 3, 2002.
EX-99.P23         Rice,  Hall, James & Associates Code of Ethics is incorporated herein by  reference  to  exhibit  (p)(23)  of  Post-Effective
                  Amendment No. 50 to the Registrant's Registration Statement on
                  Form N-1A (File No.  33-4284),  filed with the  Securities and
                  Exchange Commission on April 3, 2002.
EX-99.P24         Sirach Capital Management, Inc. Code of Ethics is incorporated herein by  reference  to  exhibit  (p)(24)  of  Post-Effective
                  Amendment No. 50 to the Registrant's Registration Statement on
                  Form N-1A (File No.  33-4284),  filed with the  Securities and
                  Exchange Commission on April 3, 2002.
EX-99.P25         Thompson,   Siegel  &  Walmsley,   Inc.   Code  of  Ethics  is
                  incorporated   herein  by  reference  to  exhibit  (p)(25)  of
                  Post-Effective   Amendment   No.   50  to   the   Registrant's
                  Registration Statement on Form N-1A (File No. 33-4284),  filed with the Securities and Exchange Commission on April 3, 2002.
EX-99.P26         McKinley   Capital   Management,   Inc.   Code  of  Ethics  is
                  incorporated   herein  by  reference  to  exhibit  (p)(26)  of

                  Post-Effective  Amendment No. 54 to Registrant's  Registration
                  Statement  on Form N-1A  (File No.  33-42484),  filed with the
                  Securities and Exchange Commission on August 16, 2002.
EX-99.P27         Chartwell  Investment  Partners Code of Ethics is filed herein
                  by   reference   to  exhibit   (p)(27)  of  the   Registrant's
                  Post-Effective  Amendment  No.  57  on  Form  N-1A  (File  No.
                  33-42484) filed with the Securities and Exchange Commission on
                  September 27, 2002.
EX-99.Q1          Powers of  Attorney  for John T.  Cooney,  William  M.  Doran,
                  Robert A.  Nesher,  Eugene  B.  Peters,  Robert A.  Patterson,
                  George J.  Sullivan,  James M. Storey,  and James R. Foggo are
                  incorporated  herein  by  reference  to  exhibit  (q)  of  the
                  Registrant's  Post-Effective  Amendment  No.  41 on Form  N-1A
                  (File No.  33-42484)  filed with the  Securities  and Exchange
                  Commission on December 13, 2000.
EX-99.Q2          Power of Attorney for Jennifer Spratley is incorporated herein
                  by   reference   to   exhibit   (q)(2)  of  the   Registrant's
                  Post-Effective  Amendment  No.  43  on  Form  N-1A  (File  No.
                  33-42484) filed with the Securities and Exchange Commission on February 28, 2001.

                                      C-51